Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
COI-NPRT3-0423
1.9887941.104
Nonconvertible Bonds - 9.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.65% 2/1/28		2,253,000	1,914,053
2.55% 12/1/33		2,825,000	2,162,959
2.75% 6/1/31		7,200,000	5,947,986
3.8% 12/1/57		39,772,000	27,922,474
4.3% 2/15/30		7,440,000	6,979,280
4.75% 5/15/46		41,310,000	35,518,655
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,122,646
Cogent Communications Group, Inc. 7% 6/15/27 (b)		610,000	590,175
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	218,339
Level 3 Financing, Inc. 3.625% 1/15/29 (b)		85,000	54,543
Lumen Technologies, Inc. 4.5% 1/15/29 (b)		280,000	147,980
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,291,444
1.591% 4/3/28 (b)		3,586,000	3,036,186
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,377,000	1,264,947
Sprint Capital Corp.:
6.875% 11/15/28		2,360,000	2,474,460
8.75% 3/15/32		1,315,000	1,565,494
Telecom Italia Capital SA:
6% 9/30/34		286,000	238,953
7.2% 7/18/36		1,090,000	957,434
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		800,000	746,440
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,332,968
2.355% 3/15/32		3,177,000	2,497,605
2.987% 10/30/56		1,378,000	844,230
4.329% 9/21/28		10,293,000	9,860,960
5.012% 4/15/49		129,000	118,342
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	518,340
			111,326,893
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	550,814
The Walt Disney Co.:
2.2% 1/13/28		10,316,000	9,158,080
2.65% 1/13/31		13,000,000	11,072,634
			20,781,528
Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,330,000	1,016,266
Altice Financing SA 5% 1/15/28 (b)		1,200,000	995,856
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	754,538
4.5% 8/15/30 (b)		1,340,000	1,102,177
4.5% 5/1/32		2,380,000	1,883,651
4.5% 6/1/33 (b)		500,000	389,001
5% 2/1/28 (b)		2,401,000	2,175,906
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	19,671,073
3.7% 4/1/51		20,100,000	12,290,547
3.85% 4/1/61		9,000,000	5,300,522
3.9% 6/1/52		40,000,000	25,277,202
4.2% 3/15/28		1,724,000	1,584,401
4.8% 3/1/50		29,000,000	21,194,990
4.908% 7/23/25		6,304,000	6,168,497
5.375% 5/1/47		41,310,000	32,909,774
5.75% 4/1/48		18,275,000	15,262,152
6.834% 10/23/55		10,000,000	9,405,070
Comcast Corp.:
3.75% 4/1/40		1,000,000	819,003
3.95% 10/15/25		1,057,000	1,027,681
3.999% 11/1/49		25,463,000	20,511,160
4.65% 7/15/42		2,578,000	2,379,591
CSC Holdings LLC:
4.625% 12/1/30 (b)		1,105,000	594,904
5.5% 4/15/27 (b)		564,000	490,663
5.75% 1/15/30 (b)		875,000	501,139
6.5% 2/1/29 (b)		1,500,000	1,271,400
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		925,000	103,785
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	5,970,616
4.65% 5/15/50		17,335,000	12,712,872
DISH Network Corp. 11.75% 11/15/27 (b)		1,210,000	1,226,002
Fox Corp.:
5.476% 1/25/39		2,264,000	2,080,557
5.576% 1/25/49		1,502,000	1,367,543
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	179,629
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,415,140
Lamar Media Corp. 3.625% 1/15/31		515,000	424,169
Magallanes, Inc.:
3.428% 3/15/24 (b)		7,508,000	7,327,671
3.638% 3/15/25 (b)		5,651,000	5,390,156
3.755% 3/15/27 (b)		9,184,000	8,424,800
4.054% 3/15/29 (b)		6,211,000	5,554,219
4.279% 3/15/32 (b)		14,377,000	12,411,825
5.05% 3/15/42 (b)		7,412,000	6,004,725
5.141% 3/15/52 (b)		61,980,000	48,586,357
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	179,321
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	213,835
4.125% 7/1/30 (b)		10,000,000	8,127,297
5% 8/1/27 (b)		375,000	344,063
5.5% 7/1/29 (b)		2,890,000	2,608,225
TEGNA, Inc.:
4.625% 3/15/28		915,000	814,350
5% 9/15/29		115,000	102,028
Time Warner Cable LLC:
4.5% 9/15/42		886,000	661,169
5.5% 9/1/41		10,030,000	8,443,915
5.875% 11/15/40		8,089,000	7,143,423
6.55% 5/1/37		5,846,000	5,598,929
6.75% 6/15/39		4,614,000	4,432,929
7.3% 7/1/38		3,785,000	3,793,498
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	376,056
VZ Secured Financing BV 5% 1/15/32 (b)		1,090,000	896,643
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		345,000	278,805
Ziggo BV 4.875% 1/15/30 (b)		550,000	465,115
			348,636,831
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	5,673,495
5.125% 1/15/28 (b)		540,000	474,795
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		14,667,000	13,485,843
3.8% 3/15/32 (b)		10,290,000	8,988,098
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		1,208,000	1,020,967
2.625% 4/15/26		2,931,000	2,685,713
2.875% 2/15/31		695,000	576,843
3.5% 4/15/25		1,448,000	1,386,984
3.75% 4/15/27		10,840,000	10,191,074
3.875% 4/15/30		22,877,000	20,743,655
4.5% 4/15/50		4,597,000	3,813,369
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,260,948
6.25% 10/3/78 (Reg. S) (c)		1,445,000	1,398,038
			71,699,822
TOTAL COMMUNICATION SERVICES			552,445,074
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	510,450
Dana, Inc. 4.5% 2/15/32		275,000	219,183
Valeo SA 1% 8/3/28 (Reg. S)	EUR	900,000	759,642
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,272,064
			2,761,339
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		655,000	495,042
5.291% 12/8/46		325,000	254,313
General Motors Co. 6.125% 10/1/25		1,724,000	1,742,478
General Motors Financial Co., Inc.:
1.05% 3/8/24		693,000	661,896
1.25% 1/8/26		5,114,000	4,523,211
2.35% 2/26/27		1,414,000	1,249,660
3.7% 5/9/23		8,751,000	8,724,662
4.15% 6/19/23		2,077,000	2,069,064
4.25% 5/15/23		1,359,000	1,356,013
4.35% 4/9/25		2,069,000	2,009,328
5.15% 8/15/26 (Reg. S)	GBP	440,000	520,479
6% 1/9/28		1,900,000	1,912,307
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	286,012
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	3,794,917
3.125% 5/12/23 (b)		9,983,000	9,935,583
3.35% 5/13/25 (b)		14,765,000	14,152,573
4.35% 6/8/27 (b)		3,394,000	3,256,551
			56,944,089
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		430,000	395,828
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	744,106
Service Corp. International 5.125% 6/1/29		970,000	908,163
			2,048,097
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,250,071
6.375% 5/1/25 (b)		1,890,000	1,877,696
Carnival Corp.:
7.625% 3/1/26 (b)		915,000	824,063
10.5% 2/1/26 (b)		1,105,000	1,144,316
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	116,059
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	541,853
3.75% 5/1/29 (b)		700,000	606,935
4% 5/1/31 (b)		1,535,000	1,306,162
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	156,387
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,335,000	2,494,069
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		750,000	699,375
MGM Resorts International 5.75% 6/15/25		820,000	805,242
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		365,000	338,538
8.375% 2/1/28 (b)		255,000	259,791
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	215,339
5.5% 4/1/28 (b)		755,000	658,058
7.25% 1/15/30 (b)		230,000	231,006
11.5% 6/1/25 (b)		325,000	344,906
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,360,000	2,439,226
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	3,786,124
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	262,657
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	625,850
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		380,000	379,240
Yum! Brands, Inc.:
3.625% 3/15/31		963,000	805,627
5.35% 11/1/43		125,000	104,431
			24,273,021
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	265,688
D.R. Horton, Inc. 1.3% 10/15/26		15,859,000	13,672,987
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,028,675
5% 6/15/27		12,243,000	11,978,508
5.25% 6/1/26		2,965,000	2,932,264
Newell Brands, Inc. 5.625% 4/1/36 (d)		270,000	228,675
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		280,000	225,672
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,548,158
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,290,825
4.875% 11/15/25		1,562,000	1,540,821
4.875% 3/15/27		28,295,000	27,152,747
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	476,249
			82,341,269
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,867,956
2.7% 2/9/41		12,255,000	7,991,026
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	320,825
4.125% 8/1/30 (b)		170,000	140,926
			10,320,733
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		6,474,000	6,204,738
Mattel, Inc.:
3.75% 4/1/29 (b)		430,000	371,950
6.2% 10/1/40		275,000	243,462
			6,820,150
Multiline Retail - 0.0%
Dollar General Corp. 4.625% 11/1/27		2,000,000	1,952,326
Dollar Tree, Inc. 4% 5/15/25		4,207,000	4,085,764
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,366,011
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,800,000	1,941,433
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	7,317,100
4.375% 4/1/30		510,000	402,263
			19,064,897
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	152,175
5% 2/15/32 (b)		190,000	161,919
AutoNation, Inc.:
2.4% 8/1/31		23,196,000	17,408,417
4.75% 6/1/30		1,430,000	1,328,387
AutoZone, Inc.:
3.625% 4/15/25		187,000	180,433
4% 4/15/30		24,845,000	22,831,390
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		825,000	781,465
6.875% 11/1/35		835,000	736,963
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	119,205
Gap, Inc. 3.875% 10/1/31 (b)		275,000	197,302
LCM Investments Holdings 4.875% 5/1/29 (b)		120,000	97,535
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,439,598
3.35% 4/1/27		1,748,000	1,635,359
3.75% 4/1/32		30,381,000	26,912,833
4.25% 4/1/52		14,990,000	11,802,880
4.45% 4/1/62		36,330,000	28,459,706
4.5% 4/15/30		2,414,000	2,299,399
O'Reilly Automotive, Inc.:
3.9% 6/1/29		3,724,000	3,448,821
4.2% 4/1/30		193,000	180,933
Ross Stores, Inc. 0.875% 4/15/26		2,791,000	2,442,345
The Home Depot, Inc. 2.5% 4/15/27		123,000	112,427
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,300,000	1,079,768
			123,809,260
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	233,700
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	567,943
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	80,513
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	290,213
Tapestry, Inc. 3.05% 3/15/32		38,118,000	30,287,483
The William Carter Co. 5.625% 3/15/27 (b)		446,000	428,676
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	306,067
			32,194,595
TOTAL CONSUMER DISCRETIONARY			360,577,450
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		6,600,000	6,194,952
4.9% 2/1/46		14,391,000	13,200,493
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	95,896
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		12,754,000	11,614,366
4.35% 6/1/40		6,274,000	5,506,615
4.5% 6/1/50		11,500,000	10,129,408
4.6% 6/1/60		18,803,000	16,301,235
4.75% 1/23/29		11,220,000	11,029,648
4.75% 4/15/58		5,641,000	5,051,175
5.45% 1/23/39		5,480,000	5,461,941
5.55% 1/23/49		13,389,000	13,471,492
5.8% 1/23/59 (Reg. S)		14,304,000	14,789,313
Constellation Brands, Inc. 4.75% 11/15/24		3,799,000	3,764,609
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,435,674
PepsiCo, Inc.:
2.625% 3/19/27		1,114,000	1,030,650
2.75% 3/19/30		5,700,000	5,023,437
			124,100,904
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	702,197
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	1,938,199
4.625% 1/15/27 (b)		925,000	869,500
6.5% 2/15/28 (b)		510,000	507,119
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		940,000	798,676
Sysco Corp. 6.6% 4/1/50		30,390,000	33,348,165
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	1,550,000	1,809,156
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	113,548
6.25% 4/15/25 (b)		1,210,000	1,205,576
			41,292,136
Food Products - 0.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		615,000	591,722
6% 6/15/30 (b)		160,000	154,599
General Mills, Inc. 2.875% 4/15/30		1,277,000	1,104,154
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		15,220,000	13,318,413
3% 2/2/29 (b)		1,724,000	1,433,771
3% 5/15/32 (b)		13,470,000	10,268,782
3.625% 1/15/32 (b)		24,530,000	19,649,021
5.125% 2/1/28 (b)		11,858,000	11,270,792
5.5% 1/15/30 (b)		25,145,000	23,667,606
5.75% 4/1/33 (b)		12,805,000	11,943,480
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	2,990,329
2.25% 9/24/31 (b)		2,500,000	1,906,191
Kraft Heinz Foods Co.:
4.375% 6/1/46		31,645,000	25,811,798
4.875% 10/1/49		10,000,000	8,780,958
5.2% 7/15/45		6,203,000	5,714,835
7.125% 8/1/39 (b)		9,489,000	10,459,048
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	752,183
4.875% 5/15/28 (b)		825,000	777,537
Pilgrim's Pride Corp. 4.25% 4/15/31		740,000	617,900
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	784,653
TreeHouse Foods, Inc. 4% 9/1/28		390,000	334,484
			152,332,256
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		270,000	267,002
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	276,250
			543,252
Tobacco - 0.0%
Altria Group, Inc.:
2.35% 5/6/25		346,000	324,344
4.8% 2/14/29		2,374,000	2,277,247
BAT Capital Corp.:
3.222% 8/15/24		1,035,000	997,481
4.7% 4/2/27		2,181,000	2,107,653
BAT International Finance PLC 1.668% 3/25/26		4,276,000	3,797,335
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)		2,862,000	2,745,778
Philip Morris International, Inc. 5.125% 11/17/27		5,500,000	5,474,196
			17,724,034
TOTAL CONSUMER STAPLES			335,992,582
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26		656,000	586,359
Technip Energies NV 1.125% 5/28/28	EUR	1,565,000	1,388,035
			1,974,394
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.:
5.1% 9/1/40		330,000	271,531
5.25% 2/1/42		495,000	398,674
5.35% 7/1/49		80,000	63,367
Canadian Natural Resources Ltd. 3.9% 2/1/25		1,172,000	1,134,228
Cenovus Energy, Inc.:
4.25% 4/15/27		5,693,000	5,435,921
6.75% 11/15/39		4,027,000	4,208,744
Centennial Resource Production LLC 5.875% 7/1/29 (b)		145,000	129,775
Cheniere Energy Partners LP:
3.25% 1/31/32		1,045,000	837,557
4% 3/1/31		925,000	797,025
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	551,571
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	94,281
Columbia Pipeline Group, Inc. 4.5% 6/1/25		852,000	832,698
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	847,171
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,529,025
5.75% 4/1/25		2,038,000	1,976,784
6% 2/1/29 (b)		1,420,000	1,291,774
7.375% 2/1/31 (b)		275,000	267,883
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	758,400
5.75% 2/15/28 (b)		105,000	93,193
DCP Midstream Operating LP:
3.875% 3/15/23		4,333,000	4,329,890
5.125% 5/15/29		12,755,000	12,277,602
5.375% 7/15/25		2,609,000	2,576,821
5.6% 4/1/44		2,748,000	2,577,597
5.625% 7/15/27		620,000	613,777
5.85% 5/21/43 (b)(c)		29,466,000	29,159,554
6.45% 11/3/36 (b)		210,000	213,249
8.125% 8/16/30		15,000	16,613
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29		1,897,000	1,640,633
EG Global Finance PLC 6.75% 2/7/25 (b)		530,000	478,325
Enbridge, Inc.:
4% 10/1/23		3,854,000	3,821,122
4.25% 12/1/26		2,961,000	2,839,567
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		435,000	419,775
Energy Transfer LP:
2.9% 5/15/25		2,069,000	1,952,598
3.75% 5/15/30		3,643,000	3,231,814
3.9% 5/15/24 (c)		869,000	849,091
4.2% 9/15/23		1,776,000	1,763,833
4.25% 3/15/23		1,393,000	1,392,530
4.5% 4/15/24		4,382,000	4,325,185
4.95% 6/15/28		7,927,000	7,655,996
5% 5/15/50		32,271,000	26,444,152
5.25% 4/15/29		2,564,000	2,500,611
5.4% 10/1/47		2,232,000	1,918,932
5.8% 6/15/38		2,288,000	2,143,716
5.875% 1/15/24		2,081,000	2,083,015
6% 6/15/48		2,290,000	2,106,145
6.125% 12/15/45		650,000	608,413
6.25% 4/15/49		1,761,000	1,674,935
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	100,013
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	107,033
5.45% 6/1/47		290,000	228,612
5.6% 4/1/44		490,000	399,350
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	446,875
5.5% 7/15/28		440,000	392,700
6.5% 7/1/27 (b)		465,000	440,397
6.5% 7/15/48		265,000	197,393
7.5% 6/1/27 (b)		515,000	504,700
EQT Corp.:
3.9% 10/1/27		1,440,000	1,316,765
5.7% 4/1/28		2,186,000	2,148,803
Equinor ASA 1.75% 1/22/26		380,000	346,854
Global Partners LP/GLP Finance Corp. 7% 8/1/27		2,410,000	2,289,500
Hess Corp.:
4.3% 4/1/27		13,765,000	13,176,090
5.6% 2/15/41		61,267,000	57,225,657
5.8% 4/1/47		5,019,000	4,744,517
7.125% 3/15/33		1,403,000	1,507,607
7.3% 8/15/31		1,709,000	1,855,197
7.875% 10/1/29		4,789,000	5,266,086
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	715,661
5.5% 10/15/30 (b)		115,000	103,500
5.625% 2/15/26 (b)		4,262,000	4,147,651
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		520,000	471,739
6.25% 11/1/28 (b)		185,000	171,881
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		910,000	825,816
6.375% 4/15/27 (b)		215,000	208,490
Kinder Morgan Energy Partners LP 3.5% 9/1/23		1,042,000	1,033,076
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	17,570,277
MPLX LP:
1.75% 3/1/26		1,690,000	1,511,308
4% 2/15/25		172,000	166,886
4% 3/15/28		3,724,000	3,486,173
4.5% 7/15/23		341,000	339,785
4.8% 2/15/29		1,376,000	1,321,641
4.875% 12/1/24		1,974,000	1,947,046
4.95% 9/1/32		13,900,000	13,063,042
5.5% 2/15/49		4,129,000	3,707,448
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	89,002
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		1,930,000	1,765,950
6.75% 9/15/25 (b)		1,300,000	1,218,958
Occidental Petroleum Corp.:
2.9% 8/15/24		2,118,000	2,027,985
3.5% 8/15/29		465,000	412,688
4.2% 3/15/48		310,000	237,150
4.3% 8/15/39		165,000	129,113
4.4% 4/15/46		480,000	368,268
4.4% 8/15/49		545,000	419,650
5.55% 3/15/26		5,734,000	5,702,864
6.125% 1/1/31		365,000	367,595
6.2% 3/15/40		160,000	156,000
6.45% 9/15/36		5,135,000	5,160,675
6.6% 3/15/46		4,886,000	4,972,140
7.5% 5/1/31		7,400,000	7,918,000
7.875% 9/15/31		100,000	108,601
8.875% 7/15/30		345,000	391,868
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,656,989
8.125% 9/15/30		5,649,000	6,187,938
Petroleos Mexicanos:
5.95% 1/28/31		3,260,000	2,484,283
6.35% 2/12/48		1,560,000	963,495
6.49% 1/23/27		3,630,000	3,294,588
6.5% 3/13/27		9,576,000	8,670,110
6.7% 2/16/32		1,635,000	1,294,266
6.75% 9/21/47		22,490,000	14,485,809
6.84% 1/23/30		12,004,000	9,974,124
6.95% 1/28/60		32,166,000	20,611,169
7.69% 1/23/50		100,606,000	70,670,685
Phillips 66 Co. 0.9% 2/15/24		2,173,000	2,080,192
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	1,706,402
3.6% 11/1/24		1,903,000	1,841,397
3.85% 10/15/23		913,000	903,321
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	635,508
4.95% 7/15/29 (b)		276,000	240,092
6.875% 4/15/40 (b)		105,000	85,981
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	13,700,806
Southeast Supply Header LLC 4.25% 6/15/24 (b)		1,057,000	996,223
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	557,285
5.875% 3/15/28		135,000	129,565
6% 4/15/27		1,005,000	987,413
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	112,265
6% 12/31/30 (b)		655,000	564,833
6% 9/1/31 (b)		270,000	230,724
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	127,871
The Williams Companies, Inc.:
3.5% 11/15/30		15,742,000	13,775,694
4.3% 3/4/24		859,000	848,120
4.55% 6/24/24		878,000	865,880
4.65% 8/15/32		19,960,000	18,597,501
5.1% 9/15/45		9,765,000	8,583,599
5.3% 8/15/52		4,560,000	4,119,905
5.4% 3/2/26		6,100,000	6,100,289
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	293,250
3.875% 11/1/33 (b)		275,000	224,235
4.125% 8/15/31 (b)		325,000	279,500
6.25% 1/15/30 (b)		380,000	374,775
Western Gas Partners LP:
3.95% 6/1/25		1,280,000	1,216,000
4.3% 2/1/30		1,420,000	1,258,038
4.65% 7/1/26		2,046,000	1,943,700
4.75% 8/15/28		1,236,000	1,146,390
			543,887,379
TOTAL ENERGY			545,861,773
FINANCIALS - 4.7%
Banks - 2.5%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	2,710,000	2,675,605
2.25% 4/4/28 (Reg. S) (c)	EUR	3,400,000	3,248,444
2.875% 5/30/31 (Reg. S) (c)	EUR	700,000	670,266
4.625% 7/23/29 (Reg. S) (c)	EUR	200,000	206,294
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	895,000	836,928
Bank of America Corp.:
1.197% 10/24/26 (c)		6,035,000	5,370,194
1.319% 6/19/26 (c)		1,966,000	1,783,319
1.734% 7/22/27 (c)		25,000,000	22,019,531
2.299% 7/21/32 (c)		50,000,000	39,102,297
2.496% 2/13/31 (c)		6,724,000	5,544,783
2.972% 2/4/33 (c)		20,000,000	16,366,835
3.384% 4/2/26 (c)		3,052,000	2,919,098
3.419% 12/20/28 (c)		5,193,000	4,726,585
3.5% 4/19/26		6,078,000	5,791,691
3.95% 4/21/25		39,384,000	38,176,065
3.97% 3/5/29 (c)		3,624,000	3,364,656
3.974% 2/7/30 (c)		2,345,000	2,145,126
4% 1/22/25		26,856,000	26,163,701
4.1% 7/24/23		1,426,000	1,419,472
4.183% 11/25/27		6,909,000	6,586,598
4.2% 8/26/24		11,290,000	11,071,667
4.25% 10/22/26		40,217,000	38,624,875
4.271% 7/23/29 (c)		1,207,000	1,132,905
4.45% 3/3/26		7,724,000	7,509,568
4.948% 7/22/28 (c)		5,000,000	4,890,336
5.015% 7/22/33 (c)		24,280,000	23,359,867
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	4,235,000	3,849,678
2.029% 9/30/27 (b)(c)		2,500,000	2,169,330
Bank of Montreal 1.85% 5/1/25		2,414,000	2,239,878
Bank of Nova Scotia 4.5% 12/16/25		2,207,000	2,139,037
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)		2,937,000	2,870,081
Barclays PLC:
1.007% 12/10/24 (c)		1,359,000	1,308,568
2.279% 11/24/27 (c)		31,514,000	27,725,359
2.852% 5/7/26 (c)		18,341,000	17,172,545
3.932% 5/7/25 (c)		3,114,000	3,030,910
4.375% 1/12/26		4,468,000	4,318,250
4.836% 5/9/28		6,102,000	5,717,422
5.088% 6/20/30 (c)		29,218,000	27,066,782
5.2% 5/12/26		1,556,000	1,515,192
5.262% 1/29/34 (Reg. S) (c)	EUR	510,000	541,525
5.304% 8/9/26 (c)		1,387,000	1,366,395
5.501% 8/9/28 (c)		3,000,000	2,939,823
5.746% 8/9/33 (c)		583,000	562,254
7.437% 11/2/33 (c)		550,000	593,802
8.407% 11/14/32 (Reg. S) (c)	GBP	750,000	944,365
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(e)		3,923,000	3,473,441
2.159% 9/15/29 (b)(c)		3,350,000	2,770,186
2.219% 6/9/26 (b)(c)		14,952,000	13,809,748
2.5% 3/31/32 (Reg. S) (c)	EUR	2,500,000	2,348,374
5.125% 1/13/29 (b)(c)		549,000	539,846
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	2,200,000	1,958,632
4.875% 4/1/26 (b)		7,383,000	7,141,917
Canadian Imperial Bank of Commerce:
3.45% 4/7/27		16,220,000	15,182,037
3.6% 4/7/32		16,310,000	14,378,680
Capital One NA 2.28% 1/28/26 (c)		1,962,000	1,841,379
Citigroup, Inc.:
1.122% 1/28/27 (c)		2,000,000	1,757,320
3.106% 4/8/26 (c)		1,931,000	1,833,729
4.075% 4/23/29 (c)		4,606,000	4,287,523
4.125% 7/25/28		6,909,000	6,465,912
4.3% 11/20/26		1,766,000	1,693,416
4.4% 6/10/25		19,341,000	18,923,929
4.412% 3/31/31 (c)		34,201,000	31,790,912
4.45% 9/29/27		21,445,000	20,480,023
4.6% 3/9/26		18,593,000	18,103,612
5.3% 5/6/44		9,501,000	8,924,130
5.5% 9/13/25		7,738,000	7,752,078
Citizens Financial Group, Inc. 2.638% 9/30/32		7,305,000	5,564,752
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	200,000	246,455
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,399,363
3.61% 9/12/34 (b)(c)		3,723,000	3,144,102
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	500,000	566,025
4.875% 10/23/29 (Reg. S)	GBP	400,000	471,259
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	1,837,760
3.875% 9/12/23 (b)		1,035,000	1,025,313
4.625% 4/13/27 (Reg. S) (c)	GBP	500,000	589,083
DNB Bank ASA:
1.535% 5/25/27 (b)(c)		51,990,000	45,353,734
1.605% 3/30/28 (b)(c)		3,208,000	2,740,844
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		2,160,000	2,147,118
6.125% 3/9/28		40,920,000	41,918,799
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	303,625
HSBC Holdings PLC:
0.976% 5/24/25 (c)		862,000	810,872
1.645% 4/18/26 (c)		4,312,000	3,950,237
2.251% 11/22/27 (c)		33,511,000	29,477,612
2.999% 3/10/26 (c)		2,759,000	2,608,904
4.25% 3/14/24		1,433,000	1,411,447
4.292% 9/12/26 (c)		1,724,000	1,659,606
4.95% 3/31/30		2,548,000	2,455,112
5.21% 8/11/28 (c)		4,064,000	3,973,946
5.25% 3/14/44		1,039,000	938,316
5.402% 8/11/33 (c)		290,000	277,945
7.39% 11/3/28 (c)		900,000	950,612
8.201% 11/16/34 (Reg. S) (c)	GBP	1,000,000	1,273,900
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)		3,628,000	3,465,469
Huntington National Bank 5.699% 11/18/25 (c)		3,900,000	3,905,342
ING Groep NV 1.726% 4/1/27 (c)		1,250,000	1,109,519
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	13,049,730
5.017% 6/26/24 (b)		10,324,000	9,971,641
5.71% 1/15/26 (b)		82,253,000	78,733,564
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)		2,014,000	1,783,679
1.47% 9/22/27 (c)		3,410,000	2,956,199
2.069% 6/1/29 (c)		7,286,000	6,143,309
2.083% 4/22/26 (c)		2,448,000	2,273,160
2.522% 4/22/31 (c)		4,724,000	3,906,023
2.58% 4/22/32 (c)		1,300,000	1,053,418
2.947% 2/24/28 (c)		6,239,000	5,658,589
2.956% 5/13/31 (c)		10,363,000	8,702,898
3.797% 7/23/24 (c)		1,669,000	1,656,956
3.875% 9/10/24		1,782,000	1,739,472
4.125% 12/15/26		17,128,000	16,526,132
4.25% 10/1/27		3,379,000	3,251,719
4.586% 4/26/33 (c)		40,698,000	37,929,695
4.912% 7/25/33 (c)		100,000,000	95,751,001
5.717% 9/14/33 (c)		46,300,000	46,007,881
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	470,000	558,838
1.75% 7/11/24 (Reg. S)	GBP	500,000	573,212
Lloyds Banking Group PLC:
1.985% 12/15/31 (c)	GBP	1,195,000	1,228,041
2.438% 2/5/26 (c)		575,000	539,145
4.5% 1/11/29 (Reg. S) (c)	EUR	630,000	662,158
4.976% 8/11/33 (c)		290,000	270,110
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,816,751
1.538% 7/20/27 (c)		3,276,000	2,866,089
1.64% 10/13/27 (c)		4,211,000	3,653,606
2.193% 2/25/25		2,462,000	2,306,746
4.05% 9/11/28		1,724,000	1,650,943
5.017% 7/20/28 (c)		4,690,000	4,590,353
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)		5,448,000	4,722,852
1.554% 7/9/27 (c)		2,200,000	1,916,087
4.254% 9/11/29 (c)		1,035,000	965,527
NatWest Group PLC:
1.642% 6/14/27 (c)		1,207,000	1,059,237
2.359% 5/22/24 (c)		1,429,000	1,416,508
3.073% 5/22/28 (c)		9,914,000	8,944,895
3.619% 3/29/29 (Reg. S) (c)	GBP	1,600,000	1,726,230
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	3,817,374
4.519% 6/25/24 (c)		2,372,000	2,359,204
4.8% 4/5/26		19,815,000	19,294,188
5.125% 5/28/24		35,958,000	35,663,667
5.847% 3/2/27 (c)		6,200,000	6,203,150
7.416% 6/6/33 (Reg. S) (c)	GBP	850,000	1,042,047
NatWest Markets PLC 2.375% 5/21/23 (b)		15,700,000	15,591,901
Rabobank Nederland:
1.98% 12/15/27 (b)(c)		3,614,000	3,148,860
4% 1/10/30 (Reg. S)	EUR	800,000	826,952
4.375% 8/4/25		4,789,000	4,638,985
Regions Financial Corp. 2.25% 5/18/25		1,067,000	997,302
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)		5,300,000	4,616,205
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	70,192,761
1.488% 12/14/26 (b)(c)		18,551,000	16,435,453
1.792% 6/9/27 (b)(c)		2,160,000	1,887,497
2.625% 10/16/24 (b)		436,000	413,889
4.25% 4/14/25 (b)		8,160,000	7,823,460
4.677% 6/15/27 (b)		4,831,000	4,710,825
4.75% 11/24/25 (b)		3,999,000	3,853,194
6.691% 1/10/34 (b)(c)		550,000	561,074
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,634,028
SVB Financial Group:
2.1% 5/15/28		5,457,000	4,585,821
3.125% 6/5/30		1,018,000	858,880
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,400,072
Truist Financial Corp.:
4.123% 6/6/28 (c)		2,000,000	1,912,394
4.26% 7/28/26 (c)		3,031,000	2,954,612
UniCredit SpA 2.731% 1/15/32 (Reg. S) (c)	EUR	3,365,000	3,056,429
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	1,075,000	1,217,205
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	475,000	557,685
2.164% 2/11/26 (c)		2,935,000	2,742,972
2.188% 4/30/26 (c)		3,173,000	2,950,196
2.406% 10/30/25 (c)		7,739,000	7,340,541
2.879% 10/30/30 (c)		2,200,000	1,874,649
3.526% 3/24/28 (c)		25,667,000	23,767,590
4.3% 7/22/27		28,701,000	27,766,105
4.478% 4/4/31 (c)		19,300,000	18,152,151
4.897% 7/25/33 (c)		100,000,000	95,513,652
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	450,000	540,774
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(e)		2,241,000	2,145,843
4.11% 7/24/34 (c)		5,791,000	5,121,488
			1,526,545,266
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,396,000	1,375,032
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	39,067,615
3.875% 1/15/26		22,188,000	20,584,787
4.2% 6/10/24		15,463,000	15,131,022
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		685,000	448,675
3.625% 10/1/31 (b)		695,000	419,141
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		3,100,000	2,498,101
2.125% 10/13/26 (Reg. S) (c)	EUR	2,500,000	2,279,100
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,148,856
2.593% 9/11/25 (b)(c)		16,030,000	14,523,899
3.75% 3/26/25		9,717,000	8,876,577
4.194% 4/1/31 (b)(c)		38,618,000	30,627,024
4.207% 6/12/24 (b)(c)		4,655,000	4,586,545
4.282% 1/9/28 (b)		2,250,000	1,888,977
4.55% 4/17/26		4,850,000	4,332,907
6.373% 7/15/26 (b)(c)		2,345,000	2,205,991
6.537% 8/12/33 (b)(c)		290,000	260,417
7.375% 9/7/33 (Reg. S) (c)	GBP	600,000	684,629
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	1,000,000	982,445
4% 6/24/32 (Reg. S) (c)	EUR	2,300,000	2,190,164
4.5% 4/1/25		35,717,000	34,439,426
6.125% 12/12/30 (Reg. S) (c)	GBP	1,900,000	2,228,965
Deutsche Bank AG New York Branch:
0.898% 5/28/24		930,000	876,310
1.447% 4/1/25 (c)		2,036,000	1,927,301
2.129% 11/24/26 (c)		3,386,000	3,034,670
2.222% 9/18/24 (c)		2,318,000	2,265,848
2.311% 11/16/27 (c)		27,513,000	23,888,220
3.729% 1/14/32 (c)		10,000,000	7,843,245
4.1% 1/13/26		8,332,000	7,969,395
6.72% 1/18/29 (c)		550,000	555,825
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		18,425,000	14,471,366
3.102% 2/24/33 (c)		40,000,000	32,970,523
3.272% 9/29/25 (c)		35,921,000	34,533,738
4.25% 10/21/25		12,215,000	11,831,866
4.482% 8/23/28 (c)		3,138,000	3,007,398
6.75% 10/1/37		59,592,000	63,432,716
Hightower Holding LLC 6.75% 4/15/29 (b)		835,000	706,364
Intercontinental Exchange, Inc.:
3.75% 12/1/25		2,038,000	1,963,130
4.35% 6/15/29		3,724,000	3,593,350
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	136,042
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	941,396
Moody's Corp.:
3.25% 1/15/28		4,414,000	4,057,129
3.75% 3/24/25		1,371,000	1,326,026
Morgan Stanley:
0.79% 5/30/25 (c)		862,000	807,213
2.188% 4/28/26 (c)		1,897,000	1,768,121
2.239% 7/21/32 (c)		4,900,000	3,811,479
2.475% 1/21/28 (c)		5,000,000	4,459,218
3.125% 7/27/26		14,775,000	13,749,480
3.622% 4/1/31 (c)		17,370,000	15,380,634
3.625% 1/20/27		16,594,000	15,686,449
3.7% 10/23/24		4,754,000	4,631,016
3.737% 4/24/24 (c)		1,965,000	1,959,215
3.875% 4/29/24		4,377,000	4,307,838
3.875% 1/27/26		1,586,000	1,528,918
4.656% 3/2/29 (c)	EUR	700,000	740,390
4.889% 7/20/33 (c)		49,499,000	47,000,031
5% 11/24/25		21,351,000	21,129,715
MSCI, Inc.:
3.25% 8/15/33 (b)		215,000	169,534
3.875% 2/15/31 (b)		595,000	512,105
S&P Global, Inc. 2.45% 3/1/27 (b)		2,414,000	2,197,131
State Street Corp. 2.901% 3/30/26 (c)		1,245,000	1,185,433
UBS Group AG:
1.008% 7/30/24 (b)(c)		1,434,000	1,405,530
1.494% 8/10/27 (b)(c)		11,792,000	10,219,467
4.988% 8/5/33 (Reg. S) (c)		300,000	280,825
			565,041,895
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		47,700,000	44,250,179
1.75% 1/30/26		16,619,000	14,690,780
2.45% 10/29/26		9,334,000	8,228,591
2.875% 8/14/24		8,576,000	8,154,811
3% 10/29/28		11,977,000	10,205,752
3.3% 1/30/32		9,639,000	7,713,493
4.45% 4/3/26		4,254,000	4,042,650
4.875% 1/16/24		6,629,000	6,563,845
6.5% 7/15/25		7,188,000	7,212,556
Ally Financial, Inc.:
1.45% 10/2/23		4,230,000	4,122,854
2.2% 11/2/28		6,200,000	5,051,019
3.05% 6/5/23		19,114,000	18,984,315
3.875% 5/21/24		8,893,000	8,707,477
4.625% 3/30/25		4,630,000	4,531,003
4.75% 6/9/27		3,759,000	3,581,561
5.125% 9/30/24		6,914,000	6,853,577
5.75% 11/20/25		703,000	688,155
5.8% 5/1/25		9,417,000	9,423,219
7.1% 11/15/27		17,330,000	17,991,814
8% 11/1/31		5,022,000	5,436,251
Capital One Financial Corp.:
1.878% 11/2/27 (c)		5,931,000	5,182,942
2.359% 7/29/32 (c)		8,448,000	6,215,702
2.636% 3/3/26 (c)		13,528,000	12,717,652
3.2% 2/5/25		1,207,000	1,156,600
3.273% 3/1/30 (c)		12,200,000	10,518,698
3.65% 5/11/27		21,700,000	20,210,474
3.8% 1/31/28		10,723,000	9,928,665
3.9% 1/29/24		1,545,000	1,522,875
4.927% 5/10/28 (c)		6,900,000	6,680,819
4.985% 7/24/26 (c)		17,135,000	16,857,583
5.247% 7/26/30 (c)		15,820,000	15,169,232
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,823,901
4.1% 2/9/27		13,375,000	12,673,578
4.5% 1/30/26		6,750,000	6,534,351
6.7% 11/29/32		5,777,000	5,968,944
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,520,193
2.7% 8/10/26		5,665,000	4,944,355
2.9% 2/10/29		275,000	223,847
3.375% 11/13/25		4,311,000	3,970,733
3.625% 6/17/31		5,000,000	3,961,106
4% 11/13/30		17,230,000	14,360,344
4.063% 11/1/24		46,639,000	44,841,085
4.125% 8/17/27		19,335,000	17,226,684
4.687% 6/9/25		430,000	411,117
4.95% 5/28/27		10,000,000	9,316,900
5.113% 5/3/29		1,320,000	1,206,612
5.125% 6/16/25		320,000	308,921
5.584% 3/18/24		8,520,000	8,460,360
6.86% 6/5/26	GBP	1,150,000	1,381,894
6.95% 3/6/26		195,000	194,977
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	1,839,219
3.875% 9/15/28		1,350,000	1,073,250
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,489,667
4.25% 8/15/24		10,059,000	9,816,036
4.375% 3/19/24		11,007,000	10,854,237
5.15% 3/19/29		18,424,000	17,337,160
			490,334,615
Diversified Financial Services - 0.3%
Altus Midstream LP 5.875% 6/15/30 (b)		245,000	226,431
Athene Global Funding:
0.95% 1/8/24 (b)		2,330,000	2,239,242
1.73% 10/2/26 (b)		4,975,000	4,283,902
2.646% 10/4/31 (b)		3,414,000	2,656,020
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	29,940,554
4.875% 4/14/26	GBP	2,200,000	2,421,655
7.05% 9/29/25 (b)		20,620,000	20,693,750
Brixmor Operating Partnership LP:
3.85% 2/1/25		1,010,000	968,286
4.05% 7/1/30		9,134,000	8,075,341
4.125% 6/15/26		5,827,000	5,483,830
4.125% 5/15/29		19,691,000	17,737,325
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)		956,000	891,993
3.85% 4/5/29 (b)		7,987,000	7,214,684
3.9% 4/5/32 (b)		9,473,000	8,288,985
4.35% 4/5/42 (b)		2,000,000	1,648,510
4.4% 4/5/52 (b)		5,916,000	4,715,989
Equitable Holdings, Inc.:
3.9% 4/20/23		674,000	672,237
4.35% 4/20/28		5,724,000	5,436,949
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	721,500
5.25% 5/15/27		3,430,000	3,189,900
6.25% 5/15/26		2,206,000	2,139,820
Jackson Financial, Inc.:
5.17% 6/8/27		9,289,000	9,197,140
5.67% 6/8/32		16,486,000	16,106,762
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	1,714,411
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,212,877
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,307,740
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	6,860,515
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,448,264
			179,494,612
Insurance - 0.2%
AFLAC, Inc. 3.6% 4/1/30		387,000	355,930
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	591,876
3.375% 4/7/30 (b)		1,200,000	1,081,882
3.9% 4/6/28 (b)		2,931,000	2,767,204
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		820,000	723,844
American International Group, Inc. 2.5% 6/30/25		1,288,000	1,212,363
Aon PLC 3.875% 12/15/25		2,143,000	2,064,385
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	2,200,000	2,257,132
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	5,545,444
Empower Finance 2020 LP 1.357% 9/17/27 (b)		1,474,000	1,236,281
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,501,694
1.4% 8/27/27 (b)		1,724,000	1,444,865
1.7% 11/12/26 (b)		4,197,000	3,657,290
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	737,251
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	17,761,888
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)		12,820,000	8,882,445
Lincoln National Corp. 3.4% 1/15/31		14,811,000	12,495,579
Marsh & McLennan Companies, Inc. 3.875% 3/15/24		835,000	820,971
Pacific LifeCorp 5.125% 1/30/43 (b)		2,623,000	2,441,273
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,055,701
Principal Financial Group, Inc. 3.7% 5/15/29		926,000	860,310
Prudential Financial, Inc. 6% 9/1/52 (c)		27,700,000	26,721,170
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,101,525
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,705,000	1,585,450
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,559,938
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		400,000	341,984
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,000,000	2,850,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,367,446
Unum Group:
4% 6/15/29		6,130,000	5,610,179
5.75% 8/15/42		1,622,000	1,519,238
Willis Group North America, Inc. 4.5% 9/15/28		1,897,000	1,798,878
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,302,741
			121,254,157
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (c)	GBP	700,000	857,213
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	526,499
			1,383,712
TOTAL FINANCIALS			2,884,054,257
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc. 3.2% 11/21/29		4,900,000	4,333,825
Amgen, Inc.:
5.15% 3/2/28 (f)		14,341,000	14,284,257
5.25% 3/2/30 (f)		13,092,000	13,028,141
5.25% 3/2/33 (f)		14,710,000	14,607,515
5.6% 3/2/43 (f)		14,041,000	13,865,955
5.65% 3/2/53 (f)		6,980,000	6,922,545
5.75% 3/2/63 (f)		12,720,000	12,544,500
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,197,000	724,185
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		200,000	171,000
			80,481,923
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,296,042
Avantor Funding, Inc. 4.625% 7/15/28 (b)		915,000	841,800
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	469,954
4.625% 2/1/28 (b)		65,000	60,612
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	130,876
			2,799,284
Health Care Providers & Services - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		920,000	801,035
Centene Corp.:
2.45% 7/15/28		12,813,000	10,737,550
2.5% 3/1/31		945,000	736,505
2.625% 8/1/31		5,485,000	4,273,983
3.375% 2/15/30		7,725,000	6,518,195
4.25% 12/15/27		9,439,000	8,722,108
4.625% 12/15/29		8,795,000	8,042,965
Cigna Group:
3.4% 3/1/27		3,552,000	3,325,951
4.375% 10/15/28		10,328,000	9,916,992
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		1,280,000	988,800
6.875% 4/15/29 (b)		335,000	234,300
CVS Health Corp. 3.625% 4/1/27		3,208,000	3,016,716
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		305,000	251,372
Elevance Health, Inc. 3.35% 12/1/24		1,379,000	1,333,741
HCA Holdings, Inc.:
3.125% 3/15/27 (b)		4,517,000	4,110,305
3.5% 9/1/30		12,405,000	10,665,881
3.625% 3/15/32 (b)		2,557,000	2,161,531
5.625% 9/1/28		9,085,000	8,983,443
5.875% 2/1/29		9,796,000	9,792,146
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	96,139
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,781,271
3.7% 3/23/29		7,365,000	6,681,891
3.95% 3/15/27		2,000,000	1,911,974
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	716,086
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	122,800
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		410,000	361,696
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		785,000	613,446
Sabra Health Care LP:
3.2% 12/1/31		19,965,000	14,833,508
3.9% 10/15/29		7,072,000	5,881,892
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		258,000	254,646
Tenet Healthcare Corp.:
4.625% 6/15/28		2,765,000	2,501,686
4.875% 1/1/26		385,000	366,669
5.125% 11/1/27		1,000,000	940,130
6.125% 6/15/30 (b)		425,000	404,807
Toledo Hospital 5.325% 11/15/28		2,395,000	1,974,199
			134,056,359
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (b)		630,000	599,426
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		180,000	156,276
4.25% 5/1/28 (b)		70,000	63,155
			219,431
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		50,548,000	48,889,793
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,205,000	1,046,579
Elanco Animal Health, Inc.:
5.772% 8/28/23		3,623,000	3,609,738
6.4% 8/28/28 (c)		1,432,000	1,367,374
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	199,271
Mylan NV 4.55% 4/15/28		3,354,000	3,126,820
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	975,384
5.125% 4/30/31 (b)		530,000	449,838
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,931,153
Viatris, Inc.:
1.65% 6/22/25		1,926,000	1,753,181
2.7% 6/22/30		13,541,000	10,734,922
3.85% 6/22/40		3,928,000	2,679,071
4% 6/22/50		6,783,000	4,375,150
			81,138,274
TOTAL HEALTH CARE			299,294,697
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	725,936
BAE Systems PLC 3.4% 4/15/30 (b)		8,260,000	7,355,749
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	428,219
Howmet Aerospace, Inc.:
5.95% 2/1/37		425,000	416,466
6.75% 1/15/28		365,000	372,760
Moog, Inc. 4.25% 12/15/27 (b)		980,000	896,709
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	2,107,503
5.75% 10/15/27 (b)		615,000	593,672
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,561,611
5.04% 5/1/27		9,243,000	9,103,948
5.15% 5/1/30		9,418,000	9,113,480
5.805% 5/1/50		6,070,000	5,773,944
5.93% 5/1/60		6,070,000	5,668,281
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,518,175
7.5% 3/15/27		95,000	93,813
8% 12/15/25 (b)		1,120,000	1,144,640
			47,874,906
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		525,000	504,055
Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		1,425,584	1,280,825
American Airlines, Inc. 7.25% 2/15/28 (b)		195,000	190,749
Delta Air Lines, Inc.:
2.9% 10/28/24		1,897,000	1,805,010
3.8% 4/19/23		966,000	961,820
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,039,881	931,501
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,161,755	1,110,371
4.375% 4/15/26 (b)		530,000	498,825
			6,779,101
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,565,000	1,455,920
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		865,000	726,189
Carrier Global Corp. 2.493% 2/15/27		518,000	466,880
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	595,238
			3,244,227
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	232,330
4.875% 7/15/32 (b)		670,000	574,597
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	109,217
Madison IAQ LLC 4.125% 6/30/28 (b)		1,245,000	1,062,110
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		500,000	472,700
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,063,818
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	385,765
The GEO Group, Inc. 9.5% 12/31/28 (b)		305,000	291,403
			4,191,940
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,029,963
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	242,542
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	586,433
			828,975
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	425,032
Machinery - 0.0%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)		3,978,000	3,519,719
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,669,818
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	964,817
			6,154,354
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	203,188
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,470,000	1,328,483
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		765,000	679,121
4% 7/1/29 (b)		105,000	92,113
TriNet Group, Inc. 3.5% 3/1/29 (b)		405,000	338,176
			2,437,893
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,714,452
XPO, Inc. 6.25% 5/1/25 (b)		771,000	771,386
			2,485,838
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		11,690,000	11,139,619
0.8% 8/18/24		1,422,000	1,320,273
2.2% 1/15/27		3,428,000	3,011,695
3% 9/15/23		583,000	575,448
3.375% 7/1/25		11,630,000	10,965,833
3.75% 6/1/26		5,000,000	4,697,601
4.25% 2/1/24		8,199,000	8,083,077
4.25% 9/15/24		2,331,000	2,283,468
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,192,939
			43,269,953
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		2,455,000	2,283,413
3.25% 2/15/27 (b)		11,688,000	10,327,579
3.95% 7/1/24 (b)		3,894,000	3,765,385
4.375% 5/1/26 (b)		7,747,000	7,206,917
5.25% 5/15/24 (b)		4,186,000	4,119,299
5.5% 1/15/26 (b)		633,000	612,545
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	3,560,000	3,558,969
7.125% 2/14/24	GBP	100,000	121,459
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	593,822
			32,589,388
TOTAL INDUSTRIALS			152,018,813
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	454,912
Electronic Equipment & Components - 0.0%
Coherent Corp. 5% 12/15/29 (b)		1,215,000	1,064,462
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,769,000	1,767,760
6.02% 6/15/26		1,948,000	1,971,980
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,175,407
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	259,846
			6,239,455
IT Services - 0.0%
Block, Inc. 2.75% 6/1/26		265,000	236,456
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	134,033
3.75% 10/1/30 (b)		255,000	215,896
4.5% 7/1/28 (b)		395,000	362,621
The Western Union Co.:
2.85% 1/10/25		433,000	411,244
4.25% 6/9/23		1,897,000	1,889,700
Twilio, Inc. 3.875% 3/15/31		200,000	163,750
			3,413,700
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		4,603,000	3,901,046
2.45% 2/15/31 (b)		20,212,000	16,015,783
2.6% 2/15/33 (b)		19,432,000	14,686,361
3.5% 2/15/41 (b)		19,430,000	13,904,366
3.75% 2/15/51 (b)		9,284,000	6,471,174
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	668,074
Micron Technology, Inc. 4.185% 2/15/27		4,448,000	4,210,412
onsemi 3.875% 9/1/28 (b)		300,000	263,652
Qorvo, Inc. 4.375% 10/15/29		705,000	628,641
			60,749,509
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		325,000	317,792
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	248,469
Fair Isaac Corp.:
4% 6/15/28 (b)		330,000	299,693
5.25% 5/15/26 (b)		793,000	772,120
MicroStrategy, Inc. 6.125% 6/15/28 (b)		415,000	344,450
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	362,124
3.875% 12/1/29 (b)		1,715,000	1,384,299
Oracle Corp.:
1.65% 3/25/26		1,077,000	962,730
2.5% 4/1/25		8,253,000	7,781,161
2.8% 4/1/27		8,253,000	7,485,751
2.95% 4/1/30		8,300,000	7,082,669
3.85% 4/1/60		8,300,000	5,532,308
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,462,226
2% 6/30/30		4,476,000	3,604,362
VMware, Inc.:
1% 8/15/24		2,107,000	1,968,690
1.4% 8/15/26		925,000	798,851
			40,407,695
TOTAL INFORMATION TECHNOLOGY			111,265,271
MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	539,533
INEOS Finance PLC 6.75% 5/15/28 (b)		510,000	497,944
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	305,562
1.832% 10/15/27 (b)		1,724,000	1,443,362
LSB Industries, Inc. 6.25% 10/15/28 (b)		560,000	509,774
LYB International Finance III LLC 1.25% 10/1/25		1,661,000	1,486,740
Methanex Corp.:
5.125% 10/15/27		765,000	719,046
5.25% 12/15/29		90,000	82,537
5.65% 12/1/44		581,000	473,515
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	981,779
5.25% 6/1/27 (b)		949,000	854,100
Nufarm Australia Ltd. 5% 1/27/30 (b)		675,000	589,278
Olin Corp.:
5% 2/1/30		1,715,000	1,560,572
5.125% 9/15/27		975,000	926,757
5.625% 8/1/29		465,000	443,001
SPCM SA 3.125% 3/15/27 (b)		285,000	245,700
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,015,375
5.75% 11/15/28 (b)		275,000	241,528
The Mosaic Co. 4.25% 11/15/23		1,757,000	1,743,651
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	161,252
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	280,261
5.625% 10/1/24 (b)		1,254,000	1,253,624
7.375% 3/1/31 (b)		95,000	94,309
			16,449,200
Construction Materials - 0.0%
CRH America Finance, Inc. 3.95% 4/4/28 (b)		4,931,000	4,642,616
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		340,000	329,032
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	22,750
Ball Corp.:
2.875% 8/15/30		765,000	610,623
3.125% 9/15/31		955,000	764,802
BWAY Holding Co. 7.875% 8/15/26 (b)		485,000	488,031
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		715,000	609,323
OI European Group BV 4.75% 2/15/30 (b)		280,000	249,225
Sealed Air Corp.:
6.125% 2/1/28 (b)		270,000	265,937
6.875% 7/15/33 (b)		505,000	513,989
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	458,325
			4,312,037
Metals & Mining - 0.0%
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)		680,000	618,997
Commercial Metals Co. 3.875% 2/15/31		565,000	476,721
First Quantum Minerals Ltd. 6.5% 3/1/24 (b)		246,000	243,540
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		10,000	9,200
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	121,208
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	865,539
Mineral Resources Ltd. 8% 11/1/27 (b)		360,000	358,200
Novelis Corp. 3.875% 8/15/31 (b)		270,000	218,741
PMHC II, Inc. 9% 2/15/30 (b)		425,000	329,248
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	64,826
			3,306,220
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (b)		220,000	144,249
TOTAL MATERIALS			28,854,322
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	6,317,711
4.9% 12/15/30		7,224,000	7,004,279
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,165,137
3.375% 7/15/51		2,291,000	1,489,134
3.625% 4/15/32		8,742,000	7,385,574
4.3% 4/15/52		5,604,000	4,294,831
Boston Properties, Inc.:
3.2% 1/15/25		1,035,000	988,399
4.5% 12/1/28		4,766,000	4,422,813
Corporate Office Properties LP:
2% 1/15/29		2,850,000	2,193,885
2.25% 3/15/26		2,969,000	2,647,758
2.75% 4/15/31		3,419,000	2,574,234
Federal Realty Investment Trust 3.95% 1/15/24		2,414,000	2,378,388
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,591,037
3.5% 8/1/26		1,945,000	1,808,051
Hudson Pacific Properties LP 4.65% 4/1/29		12,862,000	10,926,042
Invitation Homes Operating Partnership LP 4.15% 4/15/32		12,097,000	10,641,353
Iron Mountain, Inc. 4.875% 9/15/29 (b)		615,000	535,348
Kimco Realty Op LLC 2.25% 12/1/31		15,265,000	11,853,525
Kite Realty Group Trust:
4% 3/15/25		11,618,000	11,008,666
4.75% 9/15/30		17,486,000	15,650,999
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,156,121
4.4% 6/15/24		1,358,000	1,315,572
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		890,000	610,059
5% 10/15/27		665,000	545,851
5.25% 8/1/26		2,855,000	2,546,603
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		12,277,000	8,775,655
3.375% 2/1/31		5,854,000	4,613,049
3.625% 10/1/29		8,376,000	6,946,048
4.375% 8/1/23		1,223,000	1,215,851
4.5% 1/15/25		2,396,000	2,336,889
4.5% 4/1/27		5,129,000	4,842,719
4.75% 1/15/28		11,294,000	10,593,056
4.95% 4/1/24		1,263,000	1,241,435
5.25% 1/15/26		6,569,000	6,439,480
Piedmont Operating Partnership LP 2.75% 4/1/32		3,331,000	2,348,101
Prologis LP 3.25% 6/30/26		589,000	557,429
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,191,303
2.85% 12/15/32		1,698,000	1,394,678
3.25% 1/15/31		1,828,000	1,593,297
3.4% 1/15/28		2,874,000	2,662,202
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	618,818
5% 12/15/23		494,000	489,919
SBA Communications Corp. 3.875% 2/15/27		515,000	466,072
Service Properties Trust:
3.95% 1/15/28		40,000	31,719
4.375% 2/15/30		415,000	317,102
4.95% 10/1/29		245,000	193,264
5.5% 12/15/27		230,000	207,279
Simon Property Group LP:
2.45% 9/13/29		3,008,000	2,519,394
3.375% 12/1/27		6,125,000	5,657,626
SITE Centers Corp.:
3.625% 2/1/25		2,000,000	1,897,701
4.25% 2/1/26		3,528,000	3,343,258
Spirit Realty LP 2.1% 3/15/28		1,631,000	1,351,174
Store Capital Corp.:
2.75% 11/18/30		3,456,000	2,610,226
4.625% 3/15/29		2,374,000	2,094,785
Sun Communities Operating LP:
2.3% 11/1/28		3,806,000	3,217,763
2.7% 7/15/31		8,479,000	6,764,403
Uniti Group, Inc. 7.875% 2/15/25 (b)		1,050,000	1,070,398
Ventas Realty LP:
2.5% 9/1/31		22,080,000	17,389,493
2.65% 1/15/25		1,375,000	1,298,993
3% 1/15/30		11,778,000	10,011,209
3.5% 4/15/24		820,000	797,635
4% 3/1/28		2,553,000	2,358,432
4.125% 1/15/26		999,000	961,563
4.75% 11/15/30		16,500,000	15,554,190
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,064,327
4.75% 2/15/28		12,672,000	11,953,878
4.95% 2/15/30		15,585,000	14,550,277
5.125% 5/15/32		6,976,000	6,472,682
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		1,640,000	1,520,854
4.5% 9/1/26 (b)		1,508,000	1,406,935
4.625% 6/15/25 (b)		150,000	143,950
Vornado Realty LP:
2.15% 6/1/26		3,881,000	3,325,223
3.4% 6/1/31		12,870,000	9,787,631
Welltower Op 3.625% 3/15/24		880,000	861,781
WP Carey, Inc.:
3.85% 7/15/29		1,991,000	1,810,626
4% 2/1/25		3,423,000	3,339,143
4.6% 4/1/24		7,111,000	7,020,642
			315,282,927
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	1,460,000	920,368
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	500,000	227,300
2.25% 4/27/27 (Reg. S)	EUR	5,500,000	2,443,287
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	650,000	663,429
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,305,610
2.625% 10/20/28 (Reg. S)	GBP	650,000	605,460
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	3,696,729
4.1% 10/1/24		4,091,000	3,934,328
4.55% 10/1/29		1,896,000	1,571,422
7.55% 3/15/28		16,730,000	16,402,562
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,309,092
4.875% 3/1/26		7,844,000	7,675,135
Essex Portfolio LP 3.875% 5/1/24		1,923,000	1,879,974
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,149,791
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,067,548
Howard Hughes Corp. 4.375% 2/1/31 (b)		1,325,000	1,079,610
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	415,008
Mid-America Apartments LP 4% 11/15/25		828,000	798,954
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	650,000	495,794
1.75% 1/14/25 (Reg. S)	EUR	652,000	621,182
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	592,159
Tanger Properties LP:
2.75% 9/1/31		8,876,000	6,583,705
3.125% 9/1/26		2,628,000	2,385,262
3.875% 7/15/27		11,191,000	10,276,466
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,139,703
			78,239,878
TOTAL REAL ESTATE			393,522,805
UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co. 3.05% 3/15/32		16,210,000	13,804,572
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	1,360,000	1,207,166
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	752,719
4.75% 3/15/28 (b)		140,000	128,478
Cleco Corporate Holdings LLC:
3.375% 9/15/29		4,843,000	4,088,799
3.743% 5/1/26		2,069,000	1,941,551
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)		3,258,000	2,979,974
DPL, Inc. 4.35% 4/15/29		7,785,000	6,734,025
Duke Energy Corp.:
3.85% 6/15/34	EUR	1,450,000	1,385,823
4.3% 3/15/28		2,316,000	2,211,898
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		2,328,000	1,850,706
2.775% 1/7/32 (b)		8,828,000	6,943,189
Edison International 2.95% 3/15/23		416,000	415,549
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,713,087
Enel SpA 3.375% (Reg. S) (c)(g)	EUR	1,855,000	1,782,157
Eversource Energy 2.8% 5/1/23		1,614,000	1,607,347
Exelon Corp.:
2.75% 3/15/27		3,860,000	3,499,593
3.35% 3/15/32		7,100,000	6,062,277
4.1% 3/15/52		3,230,000	2,565,944
FirstEnergy Corp.:
1.6% 1/15/26		199,000	177,218
2.05% 3/1/25		1,118,000	1,042,926
2.25% 9/1/30		930,000	741,675
7.375% 11/15/31		3,668,000	4,113,662
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	450,000	551,643
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,386,000	2,304,573
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	52,220
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	2,060,000	1,850,856
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,384,047
5.25% 6/15/29 (b)		484,000	430,760
5.75% 1/15/28		581,000	547,651
6.625% 1/15/27		57,000	56,840
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		556,912	545,774
Pacific Gas & Electric Co. 3.25% 2/16/24		4,138,000	4,046,111
PG&E Corp.:
5% 7/1/28		4,480,000	4,090,464
5.25% 7/1/30		1,155,000	1,030,838
Southern Co.:
1.875% 9/15/81 (c)	EUR	2,800,000	2,354,717
5.113% 8/1/27 (d)		1,724,000	1,702,403
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,853,937
2.4% 3/30/32		1,724,000	1,392,779
3.75% 5/15/27		2,000,000	1,899,023
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	2,963,366
5.5% 9/1/26 (b)		3,498,000	3,340,916
5.625% 2/15/27 (b)		665,000	630,168
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	460,000	547,136
			101,326,557
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,081,766	1,125,577
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	160,706
			1,286,283
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,351,000	1,303,079
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	64,833
5% 1/31/28 (b)		656,000	603,520
The AES Corp.:
1.375% 1/15/26		3,793,000	3,356,669
2.45% 1/15/31		11,256,000	8,941,037
3.3% 7/15/25 (b)		18,060,000	16,948,301
3.95% 7/15/30 (b)		18,381,000	16,092,566
TransAlta Corp. 6.5% 3/15/40		405,000	368,550
			47,678,555
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28		2,069,000	1,910,766
3.7% 7/15/30		1,919,000	1,763,797
4.05% 4/15/25		23,356,000	22,845,555
NiSource, Inc.:
0.95% 8/15/25		829,000	747,415
2.95% 9/1/29		14,275,000	12,320,643
3.49% 5/15/27		13,900,000	12,984,972
3.6% 5/1/30		16,504,000	14,732,578
5.95% 6/15/41		1,737,000	1,748,728
Puget Energy, Inc.:
3.65% 5/15/25		1,035,000	979,211
4.1% 6/15/30		6,250,000	5,611,585
4.224% 3/15/32		17,043,000	15,069,335
Sempra Energy 6% 10/15/39		2,744,000	2,779,857
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(e)		3,010,000	2,571,204
			96,065,646
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	380,000	431,854
6.125% 2/26/24	GBP	245,000	297,138
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	480,000	560,199
			1,289,191
TOTAL UTILITIES			247,646,232
TOTAL NONCONVERTIBLE BONDS (Cost $6,514,100,427)			5,911,533,276

U.S. Treasury Obligations - 12.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 2/15/52	85,500,000	60,962,168
2.375% 5/15/51	634,826,000	466,026,757
2.875% 5/15/52	409,400,000	335,244,228
3.625% 2/15/53	191,816,000	182,614,826
4% 11/15/42	1,645,000	1,621,610
U.S. Treasury Notes:
0.25% 7/31/25 (h)	75,607,200	68,117,362
0.5% 5/31/27	520,000,000	444,295,311
1.125% 8/31/28	41,221,100	35,139,378
1.25% 12/31/26	100,000,000	89,167,969
1.25% 4/30/28	250,000,000	216,318,360
1.25% 5/31/28	74,500,000	64,337,734
1.25% 6/30/28	75,000,000	64,646,484
1.375% 10/31/28	4,966,000	4,276,580
1.5% 2/29/24 (h)	10,200,000	9,841,008
1.5% 2/15/25	14,071,200	13,202,743
1.5% 1/31/27	431,182,200	387,491,318
1.625% 9/30/26	56,762,300	51,644,824
1.875% 2/28/27	310,000,000	282,317,967
1.875% 2/28/29	150,000,000	132,298,829
2.125% 5/15/25	75,685,800	71,594,036
2.375% 3/31/29	30,324,000	27,482,309
2.625% 7/31/29 (h)(i)	59,248,500	54,328,097
2.75% 8/15/32 (h)(i)(j)	759,608,100	690,293,861
2.875% 5/15/32	963,805,000	886,399,411
3.125% 11/15/28	132,281,400	125,393,466
3.125% 8/31/29	37,590,000	35,497,588
3.25% 6/30/29	26,556,300	25,272,054
3.5% 9/15/25	31,222,900	30,402,079
3.5% 1/31/28	29,464,600	28,569,153
3.5% 1/31/30	461,490,000	445,698,389
3.5% 2/15/33	399,531,400	386,359,349
3.875% 1/15/26 (j)(k)	317,248,600	311,795,890
3.875% 11/30/27	275,800,000	271,867,696
3.875% 12/31/27	216,180,900	212,941,321
3.875% 12/31/29	237,407,700	234,514,294
4% 12/15/25	31,600,900	31,178,732
4% 2/15/26	21,296,200	21,001,714
4% 10/31/29	45,325,300	45,057,951
4.125% 1/31/25	38,261,400	37,763,703
4.125% 11/15/32 (j)	489,264,100	497,061,747
4.25% 10/15/25	43,425,700	43,060,992
4.375% 10/31/24 (h)(i)(j)	73,900,000	73,207,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,143,393,590)		7,496,306,476

U.S. Government Agency - Mortgage Securities - 21.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.1%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(e)	6,750	6,752
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (c)(e)	6,820	6,824
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(e)	1,561	1,575
12 month U.S. LIBOR + 1.530% 3.476% 3/1/36 (c)(e)	1,563	1,566
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(e)	6,670	6,775
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(e)	5,905	5,931
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (c)(e)	5,545	5,559
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(e)	10,771	10,877
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (c)(e)	3,073	3,101
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(e)	3,676	3,711
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(e)	12,274	12,441
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(e)	8,102	8,211
12 month U.S. LIBOR + 1.680% 3.76% 7/1/43 (c)(e)	97,821	99,139
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(e)	11,524	11,736
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (c)(e)	4,008	4,064
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(e)	9,242	9,407
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (c)(e)	12,699	12,834
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (c)(e)	3,549	3,571
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(e)	17,741	18,057
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(e)	365,023	370,550
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(e)	5,131	5,233
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(e)	26,789	27,083
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (c)(e)	15,809	16,005
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(e)	7,237	7,405
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(e)	9,111	9,191
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(e)	3,787	3,853
12 month U.S. LIBOR + 1.820% 2.792% 2/1/35 (c)(e)	14,821	14,927
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(e)	3,003	2,986
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(e)	16,719	17,133
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(e)	11,936	11,968
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (c)(e)	2,240	2,242
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (c)(e)	2,775	2,778
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (c)(e)	1,012	1,030
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(e)	1,747	1,787
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(e)	325	329
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(e)	2,350	2,381
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(e)	3,596	3,647
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(e)	10,063	10,239
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(e)	6,988	7,108
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (c)(e)	11,813	12,051
1% 12/1/36	92,248,852	76,405,739
1.5% 1/1/36 to 11/1/51	139,103,365	114,111,913
2% 2/1/28 to 5/1/52	813,163,848	674,878,601
2.5% 1/1/28 to 9/1/52	1,270,087,074	1,106,329,859
3% 12/1/28 to 8/1/52 (i)	731,455,688	655,356,396
3.25% 12/1/41	5,908	5,468
3.4% 7/1/42 to 9/1/42	109,745	101,960
3.5% 10/1/33 to 2/1/53 (h)	607,240,372	558,653,890
3.65% 5/1/42 to 8/1/42	34,376	32,405
3.9% 4/1/42	9,433	9,012
4% 3/1/36 to 9/1/52	463,046,256	441,045,739
4.25% 11/1/41	18,836	18,325
4.5% to 4.5% 6/1/24 to 12/1/52 (h)	307,143,257	299,498,603
5% 6/1/23 to 3/1/53	198,451,992	197,351,992
5.264% 8/1/41 (c)	261,651	261,362
5.5% 12/1/23 to 12/1/52	118,944,893	119,091,316
6% to 6% 9/1/29 to 12/1/52	61,327,932	62,201,500
6.5% 12/1/23 to 5/1/38	381,357	393,619
6.67% 2/1/39 (c)	136,106	138,457
7% to 7% 4/1/23 to 7/1/37	101,162	104,597
7.5% to 7.5% 8/1/23 to 9/1/32	64,155	66,501
8% 3/1/37	2,933	3,192
9% 10/1/30	3,324	3,561
TOTAL FANNIE MAE		4,306,826,064
Freddie Mac - 4.1%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(e)	3,958	3,912
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(e)	20,942	20,812
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(e)	16,260	16,213
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(e)	155,921	156,476
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(e)	32,164	32,646
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(e)	60,940	61,547
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(e)	8,260	8,367
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(e)	1,450	1,471
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(e)	5,732	5,794
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (c)(e)	22,165	22,385
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(e)	11,405	11,573
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(e)	11,944	12,164
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(e)	14,354	14,627
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(e)	3,743	3,820
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(e)	8,628	8,732
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(e)	7,136	7,233
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(e)	153	154
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(e)	13,577	13,833
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(e)	18,523	18,778
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (c)(e)	7,851	7,737
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (c)(e)	42	43
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (c)(e)	20,416	20,522
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (c)(e)	9,905	9,971
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(e)	15,622	15,968
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (c)(e)	6,403	6,639
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (c)(e)	14,708	14,790
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (c)(e)	30,208	30,490
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (c)(e)	53,183	54,056
1.5% 12/1/36 to 6/1/51	62,079,446	51,193,673
2% 8/1/35 to 4/1/52	648,906,546	535,481,735
2.5% 1/1/28 to 4/1/52	739,231,490	638,374,322
3% 6/1/31 to 4/1/52	315,849,773	282,268,605
3.5% 3/1/32 to 12/1/52 (i)	338,448,643	311,810,572
4% 5/1/33 to 10/1/52 (h)	140,285,992	133,904,287
4% 4/1/48	8,709	8,324
4.5% 6/1/25 to 10/1/52	194,951,361	188,221,384
5% 7/1/33 to 3/1/53	215,546,177	213,462,418
5.5% 3/1/34 to 1/1/53	116,124,684	116,063,674
6% 3/1/24 to 11/1/52	1,869,719	1,896,975
6.5% 1/1/24 to 1/1/53	33,279,348	34,215,091
7% 3/1/26 to 9/1/36	119,650	124,800
7.5% 1/1/27 to 7/1/34	33,786	35,540
8% 7/1/24 to 4/1/32	2,220	2,333
8.5% 1/1/25 to 1/1/28	1,288	1,329
TOTAL FREDDIE MAC		2,507,645,815
Ginnie Mae - 3.5%
3.5% 9/20/40 to 12/20/49	72,634,172	67,763,666
4% 7/20/33 to 12/20/52	133,231,664	127,423,157
4.5% 6/20/33 to 9/20/46	7,368,706	7,240,911
5.5% 8/15/33 to 9/15/39	204,749	208,939
6% to 6% 10/15/30 to 5/15/40	286,553	296,303
7% to 7% 12/15/23 to 11/15/32	330,572	341,386
7.5% to 7.5% 4/15/23 to 9/15/31	21,897	22,425
8% 12/15/23 to 11/15/29	4,727	4,834
8.5% to 8.5% 11/15/27 to 1/15/31	2,934	3,078
2% 9/20/50 to 4/20/51	217,321,246	183,289,727
2% 3/1/53 (f)	30,250,000	25,354,718
2% 3/1/53 (f)	171,150,000	143,453,223
2% 3/1/53 (f)	51,450,000	43,123,975
2% 3/1/53 (f)	9,100,000	7,627,370
2% 3/1/53 (f)	6,050,000	5,070,944
2% 3/1/53 (f)	34,350,000	28,791,225
2% 3/1/53 (f)	42,650,000	35,748,057
2% 3/1/53 (f)	7,550,000	6,328,202
2% 3/1/53 (f)	11,800,000	9,890,436
2% 3/1/53 (f)	66,900,000	56,073,740
2% 3/1/53 (f)	18,600,000	15,590,009
2% 3/1/53 (f)	5,200,000	4,358,497
2% 3/1/53 (f)	29,450,000	24,684,180
2% 3/1/53 (f)	5,050,000	4,232,771
2% 3/1/53 (f)	28,600,000	23,971,734
2% 3/1/53 (f)	41,650,000	34,909,885
2% 3/1/53 (f)	7,100,000	5,951,025
2% 4/1/53 (f)	175,550,000	147,298,897
2% 4/1/53 (f)	29,700,000	24,920,406
2% 4/1/53 (f)	131,600,000	110,421,730
2% 4/1/53 (f)	22,300,000	18,711,281
2.5% 11/20/47 to 12/20/51	57,122,564	49,582,361
2.5% 3/1/53 (f)	15,650,000	13,533,547
2.5% 3/1/53 (f)	92,800,000	80,250,044
2.5% 3/1/53 (f)	31,100,000	26,894,142
2.5% 3/1/53 (f)	184,500,000	159,548,847
2.5% 3/1/53 (f)	73,150,000	63,257,443
2.5% 3/1/53 (f)	12,325,000	10,658,209
2.5% 3/1/53 (f)	10,525,000	9,101,635
2.5% 3/1/53 (f)	62,450,000	54,004,474
3% 5/15/42 to 11/20/50	42,382,583	38,125,542
3% 3/1/53 (f)	11,250,000	10,035,602
3% 3/1/53 (f)	70,950,000	63,291,196
3% 3/1/53 (f)	7,500,000	6,690,401
3% 3/1/53 (f)	47,250,000	42,149,528
3% 3/1/53 (f)	15,325,000	13,670,720
3% 3/1/53 (f)	96,375,000	85,971,656
3% 3/1/53 (f)	9,550,000	8,519,111
3% 3/1/53 (f)	59,925,000	53,456,306
3.5% 3/1/53 (f)	4,950,000	4,550,054
3.5% 3/1/53 (f)	36,300,000	33,367,065
3.5% 3/1/53 (f)	8,250,000	7,583,424
3.5% 3/1/53 (f)	60,500,000	55,611,775
3.5% 3/1/53 (f)	5,750,000	5,285,417
3.5% 3/1/53 (f)	42,275,000	38,859,303
3.5% 3/1/53 (f)	6,600,000	6,066,739
3.5% 3/1/53 (f)	48,425,000	44,512,400
5% 4/15/33 to 6/20/48	9,499,044	9,559,593
6.5% 3/20/31 to 6/15/37	43,976	45,661
TOTAL GINNIE MAE		2,157,288,926
Uniform Mortgage Backed Securities - 6.6%
1.5% 3/1/38 (f)	8,400,000	7,261,613
1.5% 3/1/38 (f)	8,400,000	7,261,613
1.5% 3/1/38 (f)	32,450,000	28,052,301
1.5% 3/1/38 (f)	32,500,000	28,095,525
1.5% 3/1/38 (f)	1,000,000	864,478
1.5% 3/1/38 (f)	12,000,000	10,373,732
1.5% 3/1/38 (f)	12,000,000	10,373,732
1.5% 3/1/38 (f)	5,000,000	4,322,389
1.5% 4/1/38 (f)	8,550,000	7,402,306
1.5% 4/1/38 (f)	37,350,000	32,336,390
1.5% 4/1/38 (f)	36,025,000	31,189,249
1.5% 4/1/38 (f)	8,250,000	7,142,576
1.5% 3/1/53 (f)	160,300,000	123,774,090
1.5% 3/1/53 (f)	24,100,000	18,608,581
1.5% 3/1/53 (f)	19,950,000	15,404,199
1.5% 3/1/53 (f)	100,000,000	77,214,030
1.5% 3/1/53 (f)	47,600,000	36,753,878
2% 3/1/38 (f)	9,600,000	8,520,182
2% 3/1/38 (f)	41,250,000	36,610,159
2% 3/1/38 (f)	6,400,000	5,680,122
2% 3/1/38 (f)	61,900,000	54,937,426
2% 4/1/38 (f)	5,800,000	5,153,954
2% 4/1/38 (f)	37,600,000	33,411,838
2% 4/1/38 (f)	20,150,000	17,905,546
2% 4/1/38 (f)	3,100,000	2,754,699
2% 3/1/53 (f)	341,350,000	277,945,671
2% 3/1/53 (f)	33,000,000	26,870,389
2% 3/1/53 (f)	18,450,000	15,022,990
2% 3/1/53 (f)	3,700,000	3,012,741
2% 3/1/53 (f)	190,400,000	155,034,000
2% 3/1/53 (f)	38,100,000	31,023,085
2% 3/1/53 (f)	292,000,000	237,762,226
2% 3/1/53 (f)	28,250,000	23,002,681
2% 3/1/53 (f)	18,600,000	15,145,128
2% 3/1/53 (f)	1,500,000	1,221,381
2% 3/1/53 (f)	69,150,000	56,305,678
2% 3/1/53 (f)	6,600,000	5,374,078
2% 3/1/53 (f)	67,450,000	54,921,446
2% 4/1/53 (f)	22,350,000	18,220,408
2% 4/1/53 (f)	2,150,000	1,752,746
2% 4/1/53 (f)	329,350,000	268,496,264
2% 4/1/53 (f)	32,000,000	26,087,386
2% 4/1/53 (f)	230,750,000	188,114,507
2% 4/1/53 (f)	19,300,000	15,733,954
2.5% 3/1/53 (f)	33,550,000	28,423,171
2.5% 3/1/53 (f)	224,250,000	189,981,999
2.5% 3/1/53 (f)	26,075,000	22,090,438
2.5% 3/1/53 (f)	174,300,000	147,664,938
2.5% 3/1/53 (f)	89,600,000	75,908,081
2.5% 3/1/53 (f)	13,400,000	11,352,325
2.5% 4/1/53 (f)	57,100,000	48,423,529
2.5% 4/1/53 (f)	8,550,000	7,250,809
3% 3/1/53 (f)	15,150,000	13,325,484
3% 3/1/53 (f)	102,600,000	90,243,872
3% 3/1/53 (f)	72,000,000	63,329,033
3% 3/1/53 (f)	10,700,000	9,411,398
3% 3/1/53 (f)	76,300,000	67,111,183
3% 3/1/53 (f)	11,250,000	9,895,161
3% 3/1/53 (f)	4,450,000	3,914,086
3% 3/1/53 (f)	30,100,000	26,475,054
3% 4/1/53 (f)	139,800,000	123,073,098
3% 4/1/53 (f)	20,400,000	17,959,164
3% 4/1/53 (f)	46,600,000	41,024,366
3% 4/1/53 (f)	6,800,000	5,986,388
3.5% 3/1/53 (f)	87,450,000	79,620,549
3.5% 3/1/53 (f)	1,750,000	1,593,321
3.5% 3/1/53 (f)	11,150,000	10,151,734
4% 3/1/53 (f)	4,800,000	4,502,249
4% 3/1/53 (f)	4,800,000	4,502,249
4% 3/1/53 (f)	19,875,000	18,642,126
4% 3/1/53 (f)	19,825,000	18,595,227
4% 3/1/53 (f)	3,550,000	3,329,789
4% 3/1/53 (f)	26,650,000	24,996,863
4% 3/1/53 (f)	3,550,000	3,329,789
4% 3/1/53 (f)	26,750,000	25,090,660
4.5% 3/1/53 (f)	9,750,000	9,387,039
4.5% 3/1/53 (f)	6,075,000	5,848,847
4.5% 3/1/53 (f)	16,600,000	15,982,035
4.5% 3/1/53 (f)	10,375,000	9,988,772
4.5% 3/1/53 (f)	84,500,000	81,354,335
4.5% 3/1/53 (f)	15,000,000	14,441,598
4.5% 3/1/53 (f)	74,200,000	71,437,771
5% 3/1/53 (f)	6,850,000	6,731,193
5% 3/1/53 (f)	73,700,000	72,421,740
5% 3/1/53 (f)	61,000,000	59,942,010
5% 3/1/53 (f)	10,500,000	10,317,887
5.5% 3/1/53 (f)	10,450,000	10,431,628
5.5% 3/1/53 (f)	82,800,000	82,654,429
5.5% 3/1/53 (f)	10,850,000	10,830,925
5.5% 3/1/53 (f)	85,950,000	85,798,891
5.5% 3/1/53 (f)	50,000,000	49,912,095
5.5% 3/1/53 (f)	12,350,000	12,328,287
5.5% 3/1/53 (f)	63,550,000	63,438,273
5.5% 4/1/53 (f)	78,750,000	78,574,632
5.5% 4/1/53 (f)	12,300,000	12,272,609
6.5% 3/1/53 (f)	29,800,000	30,519,226
6.5% 3/1/53 (f)	3,100,000	3,174,819
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,027,438,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,820,132,910)		12,999,199,346

Asset-Backed Securities - 1.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,825,812	4,317,403
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,901,332	2,043,419
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	7,680,164	5,939,668
Class B, 4.458% 10/16/39 (b)	1,488,945	490,610
Series 2021-1A Class A, 2.95% 11/16/41 (b)	10,162,334	8,915,853
Series 2021-2A Class A, 2.798% 1/15/47 (b)	19,959,561	16,826,638
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(e)	3,942,574	3,892,436
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(e)	11,580,122	11,435,359
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(e)	7,980,000	7,844,651
Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(e)	4,031,543	4,000,069
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(e)	12,690,000	12,546,197
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(e)	8,250,000	8,081,296
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,684,349	2,211,178
Class B, 4.335% 1/16/40 (b)	435,156	191,708
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(e)	8,066,000	7,986,752
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(e)	2,862,530	2,826,740
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(e)	10,540,000	10,400,450
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(e)	18,170,000	17,854,224
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(e)	24,780,000	24,294,312
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(e)	26,092,000	25,803,396
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(e)	7,970,000	7,841,436
Bank of America Credit Card Master Trust Series 2022-A2, Class A2, 5% 4/15/28	3,900,000	3,908,535
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(e)	9,470,000	9,394,467
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.742% 2/25/35 (c)(e)	139,790	137,953
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(e)	15,590,000	15,497,302
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(e)	11,380,000	11,164,713
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	5,209,584	4,350,107
Class AA, 2.487% 12/16/41 (b)(c)	456,690	420,545
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,414,676	20,654,145
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(e)	9,814,276	9,732,405
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	11,120,754	9,703,303
Class B, 5.095% 4/15/39 (b)	3,098,041	2,215,226
Series 2021-1R Class A, 2.741% 8/15/41 (b)	24,956,196	22,226,261
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,404,572	2,101,381
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	5,804,633	5,311,239
Class B, 6.656% 1/15/46 (b)	2,756,103	2,260,095
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(e)	9,231,000	9,101,508
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(e)	3,354,274	3,303,497
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(e)	14,430,000	14,264,892
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(e)	6,880,000	6,733,477
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(e)	5,445,077	5,388,155
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(e)	11,410,000	11,154,964
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	3,763,000	3,664,372
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.967% 10/25/37 (b)(c)(e)	33,913	33,780
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(e)	9,400,000	9,159,125
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(e)	16,510,000	16,409,636
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(e)	12,220,000	12,008,325
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	5,225,950	4,852,843
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	969,825	902,314
Class A2II, 4.021% 5/20/49 (b)	729,540	685,903
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	6,912,500	5,548,069
Class A2I, 2.045% 11/20/51 (b)	4,052,700	3,537,363
Dell Equipment Finance Trust Series 2020-2 Class A3, 0.57% 10/23/23 (b)	235,862	234,803
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	3,900,000	3,901,461
Dominos Pizza Master Issuer LLC:
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,579,505	2,455,444
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	29,057,320	25,817,284
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	7,044,525	6,031,318
Class A2II, 3.151% 4/25/51 (b)	6,729,143	5,611,546
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(e)	9,710,000	9,528,588
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(e)	7,990,000	7,853,139
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(e)	7,360,000	7,282,308
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 5.9997% 1/16/32 (b)(c)(e)	2,909,000	2,889,830
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(e)	7,000,000	6,924,127
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(e)	10,090,000	9,890,208
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(e)	6,930,000	6,792,024
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(e)	7,430,806	7,362,948
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(e)	11,970,000	11,802,683
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(e)	2,000,000	1,970,868
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(e)	7,180,000	7,043,745
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(e)	11,500,000	11,363,852
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(e)	12,800,000	12,628,826
Ford Credit Auto Owner Trust:
Series 2018-2 Class B, 3.61% 1/15/30 (b)	1,500,000	1,486,104
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,486,581
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,435,518
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,045,443
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,243,961
Gm Financial Revolving Receiva Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,359,653
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	954,000	933,922
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	6,885,366	5,869,719
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	5,462,502	4,643,083
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(e)	9,130,000	8,981,683
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(e)	19,170,000	18,759,551
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(e)	4,500,000	4,460,900
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(e)	2,196,483	2,183,583
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (b)(c)(e)	9,810,000	9,665,822
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(e)	16,291,000	15,896,465
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(e)	7,360,000	7,262,944
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/31 (b)(c)(e)	2,438,626	2,424,921
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 6.0024% 7/29/30 (b)(c)(e)	1,841,123	1,832,981
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(e)	4,173,273	4,134,007
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(e)	3,092,000	3,044,584
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 5.5947% 1/18/28 (b)(c)(e)	3,903,665	3,885,486
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(e)	9,420,000	9,259,926
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(e)	8,400,000	8,302,694
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	31,331,514	27,011,111
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	2,890,132	2,863,755
Series 2022-1A Class A, 1.36% 4/15/32 (b)	5,120,978	5,057,734
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,384,570
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	139,808	135,298
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(e)	13,556,649	13,439,262
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	603,622	593,619
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 9.867% 8/25/34 (c)(e)	54,142	67,084
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(e)	3,241,511	3,195,997
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(e)	1,977,058	1,962,436
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(e)	4,701,617	4,648,564
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(e)	66,333	64,986
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(e)	14,148,000	13,915,732
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	4,787,500	4,511,558
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,871,780	32,763,507
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,647,100	8,533,468
Class A2II, 4.008% 12/5/51 (b)	9,647,100	7,999,800
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	5,979,852	5,067,929
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	1,766,529	1,597,871
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(e)	12,190,000	12,007,430
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(e)	15,740,000	15,575,155
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,555,000	2,523,633
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	18,872,992	15,217,050
Class B, 4.335% 3/15/40 (b)	853,777	591,496
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,111,832
1.631% 5/15/51 (b)	5,173,000	4,415,834
1.884% 7/15/50 (b)	4,645,000	4,111,853
2.328% 7/15/52 (b)	3,269,000	2,816,891
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,908,333	9,136,478
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(e)	3,431,155	3,430,383
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(e)	15,900,000	15,725,847
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (b)(c)(e)	6,280,000	6,218,940
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(e)	4,245,997	4,194,111
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(e)	3,464,968	3,430,246
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(e)	14,285,000	14,016,699
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(e)	2,982,321	2,955,784
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(e)	3,695,046	3,657,708
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(e)	45,367	43,568
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	1,332,648	1,177,801
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	7,689,255	6,343,866
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	17,901,633	14,372,598
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,914,790
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(e)	1,380,000	1,051,850
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	2,546,114	2,520,431
Series 2021-3 Class A, 0.83% 7/20/31 (b)	6,829,225	6,706,611
Series 2021-4 Class A, 0.84% 9/20/31 (b)	11,583,967	11,290,577
Series 2021-5 Class A, 1.31% 11/20/31 (b)	10,067,812	9,790,550
3.12% 3/20/32 (b)	14,341,335	13,968,205
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(e)	19,850,000	19,900,796
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	327,360	309,954
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,589,570	1,486,118
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,189,651	1,997,626
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	3,172,000	2,980,777
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(e)	2,931,364	2,903,082
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(e)	7,780,000	7,648,417
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(e)	13,570,000	13,298,179
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(e)	7,590,000	7,445,524
TOTAL ASSET-BACKED SECURITIES (Cost $1,142,606,162)		1,090,657,199

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	896,824	837,074
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,605,036	3,367,891
Series 2021-E Class A1, 1.74% 12/25/60 (b)	14,517,321	11,815,456
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,193,561	1,842,428
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	15,677,821	13,912,948
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	3,720,083	3,546,939
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	998,187	863,146
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	18,157,010	15,432,544
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	20,316,612	19,516,924
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	7,881,928	7,402,793
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	4,685,718	4,533,826
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	4,532,125	4,300,167
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	10,161,074	9,534,522
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	6,112,202	5,834,036
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	8,389,037	8,108,253
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	53,726,053	51,248,691
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	2,779,455	2,700,307
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	15,171	14,829
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,217,113	1,182,590
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.6105% 5/27/37 (b)(c)(e)	32,902	31,562
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(l)	556,406	56
Class AA1, 1 month U.S. LIBOR + 0.280% 4.6106% 5/27/37 (b)(c)(e)	546,574	507,520
CSMC 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,500,895	3,218,883
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	1,689,200	1,635,092
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	278,402	240,764
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	29,901,834	28,858,397
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,189,564	1,032,559
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	2,505,018	2,250,670
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	54,754,004	48,862,594
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	447,548	412,974
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	4,174,067	3,793,791
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,503,309	9,417,662
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	18,287,006	15,997,440
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	60,829	53,941
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	10,957,373	10,507,342
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,131,013	1,903,410
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	15,701,058	14,784,507
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	4,275,760	3,742,784
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,977,833	5,270,027
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,666,308	1,525,505
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	12,310,309	11,612,686
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	7,359,542	7,098,493
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,725,017	4,290,987
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(e)	1,939	1,733
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.257% 9/25/43 (c)(e)	59,812	55,770
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	35,354,508	31,373,856
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	51,930,339	47,952,065
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.1686% 9/25/33 (c)	6,469	6,161
TOTAL PRIVATE SPONSOR		422,434,595
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (c)(e)	2,118	2,127
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (c)(e)	3,954	3,999
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (c)(e)	4,505	4,550
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (c)(e)	5,531	5,587
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (c)(e)	2,020	2,026
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (c)(m)(n)	82,156	11,457
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (c)(m)(n)	54,926	4,647
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 4.917% 1/25/43 (c)(e)	512,512	502,686
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 4.967% 5/25/47 (c)(e)	1,018,803	994,887
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 4.917% 5/25/48 (c)(e)	589,691	574,097
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 4.917% 6/25/48 (c)(e)	1,371,327	1,333,583
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 5.067% 5/25/49 (c)(e)	9,033,363	8,892,335
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	3,012	3,010
Series 1996-28 Class PK, 6.5% 7/25/25	1,418	1,419
Series 1999-17 Class PG, 6% 4/25/29	29,223	29,402
Series 1999-32 Class PL, 6% 7/25/29	34,331	34,597
Series 1999-33 Class PK, 6% 7/25/29	25,491	25,681
Series 2001-52 Class YZ, 6.5% 10/25/31	3,952	4,037
Series 2003-28 Class KG, 5.5% 4/25/23	64	64
Series 2005-102 Class CO 11/25/35 (o)	13,417	11,287
Series 2005-39 Class TE, 5% 5/25/35	13,874	13,920
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (c)(n)	3,516	3,511
Series 2005-81 Class PC, 5.5% 9/25/35	39,266	39,892
Series 2006-12 Class BO 10/25/35 (o)	60,895	51,771
Series 2006-15 Class OP 3/25/36 (o)	76,154	63,328
Series 2006-37 Class OW 5/25/36 (o)	7,610	5,913
Series 2006-45 Class OP 6/25/36 (o)	23,613	18,517
Series 2006-62 Class KP 4/25/36 (o)	36,287	29,284
Series 2012-149:
Class DA, 1.75% 1/25/43	107,878	97,419
Class GA, 1.75% 6/25/42	116,780	104,723
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4,359	4,427
Series 1999-25 Class Z, 6% 6/25/29	21,300	21,212
Series 2001-20 Class Z, 6% 5/25/31	32,383	32,695
Series 2001-31 Class ZC, 6.5% 7/25/31	16,080	16,175
Series 2002-16 Class ZD, 6.5% 4/25/32	10,912	11,164
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (c)(m)(n)	25,733	735
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	31,652	1,008
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (c)(m)(n)	40,409	3,626
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (c)(m)(n)	21,683	2,280
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (c)(n)	167	167
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (c)(m)(n)	6,398	706
Series 2005-72 Class ZC, 5.5% 8/25/35	303,602	304,112
Series 2005-79 Class ZC, 5.9% 9/25/35	186,960	187,123
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (c)(n)	24,085	28,902
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(n)	25,277	30,332
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(n)	7,501	8,334
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (c)(m)(n)	139,104	12,447
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (c)(m)(n)	141,944	8,225
Class ZA, 4.5% 12/25/40	59,437	58,630
Series 2010-139 Class NI, 4.5% 2/25/40 (m)	34,356	789
Series 2010-150 Class ZC, 4.75% 1/25/41	624,401	610,795
Series 2010-95 Class ZC, 5% 9/25/40	1,448,975	1,449,637
Series 2011-39 Class ZA, 6% 11/25/32	89,173	90,840
Series 2011-4 Class PZ, 5% 2/25/41	194,102	184,541
Series 2011-67 Class AI, 4% 7/25/26 (m)	10,252	275
Series 2011-83 Class DI, 6% 9/25/26 (m)	69	1
Series 2012-100 Class WI, 3% 9/25/27 (m)	285,114	12,330
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (c)(m)(n)	28,129	142
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (c)(m)(n)	27,458	225
Series 2013-133 Class IB, 3% 4/25/32 (m)	102,365	3,049
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (c)(m)(n)	82,908	7,771
Series 2013-16 Class GP, 3% 3/25/33	579,642	556,032
Series 2013-44 Class DJ, 1.85% 5/25/33	7,281,578	6,539,250
Series 2013-51 Class GI, 3% 10/25/32 (m)	87,395	5,311
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (c)(m)(n)	118,441	8,517
Series 2015-42 Class IL, 6% 6/25/45 (m)	588,482	101,844
Series 2015-70 Class JC, 3% 10/25/45	661,078	619,543
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	300,541	52,957
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	19,101	3,112
Series 343 Class 16, 5.5% 5/25/34 (m)	18,034	2,970
Series 348 Class 14, 6.5% 8/25/34 (c)(m)	15,671	3,091
Series 351:
Class 12, 5.5% 4/25/34 (c)(m)	9,796	1,663
Class 13, 6% 3/25/34 (m)	14,355	2,644
Series 359 Class 19, 6% 7/25/35 (c)(m)	8,315	1,574
Series 384 Class 6, 5% 7/25/37 (m)	81,032	13,831
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (c)(e)	1,573	1,580
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(e)	2,393	2,410
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (c)(e)	2,049	2,069
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (c)(e)	3,913	3,938
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(e)	1,325	1,335
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 4.9379% 8/15/47 (c)(e)	547,978	535,392
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (c)(e)	96,744	95,332
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	36,947	37,284
Series 2101 Class PD, 6% 11/15/28	2,311	2,330
Series 2104 Class PG, 6% 12/15/28	2,740	2,765
Series 2121 Class MG, 6% 2/15/29	14,859	14,990
Series 2131 Class BG, 6% 3/15/29	80,654	81,420
Series 2137 Class PG, 6% 3/15/29	12,694	12,811
Series 2154 Class PT, 6% 5/15/29	28,311	28,576
Series 2162 Class PH, 6% 6/15/29	5,149	5,188
Series 2520 Class BE, 6% 11/15/32	45,449	46,466
Series 2693 Class MD, 5.5% 10/15/33	174,472	174,210
Series 2802 Class OB, 6% 5/15/34	42,840	43,342
Series 3002 Class NE, 5% 7/15/35	99,322	99,012
Series 3110 Class OP 9/15/35 (o)	22,635	20,679
Series 3119 Class PO 2/15/36 (o)	90,259	71,458
Series 3121 Class KO 3/15/36 (o)	14,129	11,457
Series 3123 Class LO 3/15/36 (o)	50,205	40,088
Series 3145 Class GO 4/15/36 (o)	53,252	42,718
Series 3189 Class PD, 6% 7/15/36	85,319	87,718
Series 3225 Class EO 10/15/36 (o)	26,598	20,816
Series 3258 Class PM, 5.5% 12/15/36	32,866	33,331
Series 3415 Class PC, 5% 12/15/37	39,321	38,819
Series 3806 Class UP, 4.5% 2/15/41	188,924	185,251
Series 3832 Class PE, 5% 3/15/41	388,892	387,507
Series 4135 Class AB, 1.75% 6/15/42	85,339	77,010
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,198	1,210
Series 2135 Class JE, 6% 3/15/29	10,266	10,366
Series 2274 Class ZM, 6.5% 1/15/31	10,628	10,691
Series 2281 Class ZB, 6% 3/15/30	17,227	17,379
Series 2303 Class ZV, 6% 4/15/31	8,220	8,309
Series 2357 Class ZB, 6.5% 9/15/31	70,207	71,393
Series 2502 Class ZC, 6% 9/15/32	20,267	20,717
Series 2519 Class ZD, 5.5% 11/15/32	23,675	23,985
Series 2546 Class MJ, 5.5% 3/15/23	76	76
Series 2601 Class TB, 5.5% 4/15/23	45	45
Series 2998 Class LY, 5.5% 7/15/25	7,396	7,382
Series 3871 Class KB, 5.5% 6/15/41	484,880	497,974
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (c)(m)(n)	29,600	2,332
Series 1658 Class GZ, 7% 1/15/24	987	991
Series 2013-4281 Class AI, 4% 12/15/28 (m)	74,128	1,424
Series 2017-4683 Class LM, 3% 5/15/47	832,237	781,073
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.6121% 11/15/31 (c)(m)(n)	11,206	381
Series 2587 Class IM, 6.5% 3/15/33 (m)	2,713	473
Series 2933 Class ZM, 5.75% 2/15/35	424,633	431,796
Series 2935 Class ZK, 5.5% 2/15/35	353,168	360,435
Series 2947 Class XZ, 6% 3/15/35	171,905	176,178
Series 2996 Class ZD, 5.5% 6/15/35	286,573	291,699
Series 3237 Class C, 5.5% 11/15/36	393,682	394,373
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (c)(m)(n)	124,294	10,523
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (c)(m)(n)	184,330	16,875
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (c)(m)(n)	258,895	28,124
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (c)(m)(n)	84,065	8,452
Series 3949 Class MK, 4.5% 10/15/34	174,998	172,400
Series 4055 Class BI, 3.5% 5/15/31 (m)	102,214	2,764
Series 4149 Class IO, 3% 1/15/33 (m)	47,696	3,829
Series 4314 Class AI, 5% 3/15/34 (m)	29,243	925
Series 4427 Class LI, 3.5% 2/15/34 (m)	313,238	19,130
Series 4471 Class PA 4% 12/15/40	344,040	334,084
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,029	10,076
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (c)(e)	780	781
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,299	3,317
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8,979	9,041
Series 2056 Class Z, 6% 5/15/28	22,354	22,538
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 4.8879% 5/15/48 (c)(e)	922,645	896,113
Series 4386 Class AZ, 4.5% 11/15/40	851,611	823,318
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,290,659	5,951,909
Series 2018-4 Class MA, 3.5% 3/25/58	2,460,846	2,324,681
Series 2019-1 Class MA, 3.5% 7/25/58	4,199,878	3,935,531
Series 2018-3 Class M55D, 4% 8/25/57	349,917	324,610
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (c)(m)(n)	52,968	5,050
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (c)(e)(p)	523,709	522,122
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (c)(e)(p)	91,780	91,123
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (c)(e)(p)	111,519	110,737
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (c)(e)(p)	86,315	85,677
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (c)(e)(p)	234,897	233,491
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (c)(e)(p)	216,449	215,659
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (c)(e)(p)	184,013	183,226
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (c)(e)(p)	274,436	273,273
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (c)(e)(p)	195,950	195,132
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(e)(p)	334,769	333,548
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(e)(p)	233,113	232,203
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (c)(e)(p)	264,422	263,540
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.9416% 9/20/61 (c)(e)(p)	732,888	730,478
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (c)(e)(p)	308,093	307,340
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (c)(e)(p)	285,367	284,998
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (c)(e)(p)	158,590	158,391
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (c)(e)(p)	259,706	259,087
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (c)(e)(p)	126,892	126,259
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (c)(e)(p)	5,816	5,760
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (c)(e)(p)	158,811	158,410
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (c)(e)(p)	777,577	776,111
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (c)(e)(p)	213,653	212,851
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.6916% 3/20/65 (c)(e)(p)	3,333	3,304
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (c)(e)(p)	3,220	3,165
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (c)(e)(p)	5,743	5,656
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (c)(e)(p)	12,745	12,474
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (c)(e)	2,238,411	2,210,809
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (c)(n)	482,330	399,778
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	17,205	1,197
Series 2016-69 Class WA, 3% 2/20/46	318,095	294,265
Series 2017-134 Class BA, 2.5% 11/20/46	122,094	109,717
Series 2017-153 Class GA, 3% 9/20/47	1,059,323	963,303
Series 2017-182 Class KA, 3% 10/20/47	816,461	744,188
Series 2018-13 Class Q, 3% 4/20/47	1,041,112	963,653
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	148,484	145,192
Series 2010-160 Class DY, 4% 12/20/40	1,062,890	1,023,058
Series 2010-170 Class B, 4% 12/20/40	235,990	227,144
Series 2017-139 Class BA, 3% 9/20/47	3,186,753	2,851,228
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (c)(m)(n)	36,804	2,428
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (c)(m)(n)	27,496	2,831
Series 2010-116 Class QB, 4% 9/16/40	76,361	73,929
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.36% 2/16/40 (c)(m)(n)	182,903	9,481
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (c)(e)(p)	290,386	288,487
Series 2011-52 Class HI, 7% 4/16/41 (m)	33,573	5,266
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (c)(m)(n)	91,874	7,826
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (c)(m)(n)	121,949	10,551
Series 2013-149 Class MA, 2.5% 5/20/40	826,101	787,176
Series 2014-2 Class BA, 3% 1/20/44	1,972,836	1,795,554
Series 2014-21 Class HA, 3% 2/20/44	731,379	667,230
Series 2014-25 Class HC, 3% 2/20/44	1,252,276	1,140,862
Series 2014-5 Class A, 3% 1/20/44	1,075,649	979,701
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)	10,741	9,992
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (c)(e)(p)	1,392,877	1,389,426
Series 2017-186 Class HK, 3% 11/16/45	1,072,346	979,345
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (c)(e)(p)	1,908,862	1,900,492
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3016% 5/20/65 (c)(p)	28,654	27,899
TOTAL U.S. GOVERNMENT AGENCY		69,892,868
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $525,902,306)		492,327,463

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(e)	11,773,862	11,601,581
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (b)(c)(e)	2,064,000	2,029,787
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (b)(c)(e)	1,474,000	1,436,454
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	9,611,220
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,822,626
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,084,022
Class CNM, 3.7186% 11/5/32 (b)(c)	536,000	425,059
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	2,698,767
Series 2018-BN14 Class ASB, 4.185% 9/15/60	2,241,470	2,162,229
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,379,366	1,331,043
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	965,295
Series 2020-BN25 Class XB, 0.4397% 1/15/63 (c)(m)	30,600,000	744,627
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (c)(m)	102,883,128	5,921,809
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,746,897
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 5.217% 11/25/35 (b)(c)(e)	27,969	25,683
Class M1, 1 month U.S. LIBOR + 0.660% 5.277% 11/25/35 (b)(c)(e)	7,482	6,686
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.202% 1/25/36 (b)(c)(e)	68,467	62,887
Class M1, 1 month U.S. LIBOR + 0.670% 5.292% 1/25/36 (b)(c)(e)	22,103	20,154
Class M2, 1 month U.S. LIBOR + 0.700% 5.322% 1/25/36 (b)(c)(e)	8,335	7,575
Class M3, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/36 (b)(c)(e)	12,131	11,006
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 5.157% 4/25/36 (b)(c)(e)	11,046	10,015
Class M1, 1 month U.S. LIBOR + 0.570% 5.187% 4/25/36 (b)(c)(e)	6,679	6,002
Class M2, 1 month U.S. LIBOR + 0.600% 5.217% 4/25/36 (b)(c)(e)	7,064	6,266
Class M6, 1 month U.S. LIBOR + 0.960% 5.577% 4/25/36 (b)(c)(e)	6,679	5,743
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 4.927% 7/25/36 (b)(c)(e)	10,035	9,274
Class M2, 1 month U.S. LIBOR + 0.490% 4.947% 7/25/36 (b)(c)(e)	7,130	6,520
Class M4, 1 month U.S. LIBOR + 0.630% 5.037% 7/25/36 (b)(c)(e)	6,734	6,166
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 5.022% 12/25/36 (b)(c)(e)	146,745	135,929
Class M1, 1 month U.S. LIBOR + 0.430% 5.052% 12/25/36 (b)(c)(e)	11,793	10,838
Class M3, 1 month U.S. LIBOR + 0.510% 5.127% 12/25/36 (b)(c)(e)	7,994	7,238
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.022% 3/25/37 (b)(c)(e)	37,924	34,382
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.887% 7/25/37 (b)(c)(e)	117,660	104,817
Class A2, 1 month U.S. LIBOR + 0.320% 4.937% 7/25/37 (b)(c)(e)	110,128	100,570
Class M1, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(e)	37,515	33,970
Class M2, 1 month U.S. LIBOR + 0.410% 5.027% 7/25/37 (b)(c)(e)	24,441	21,935
Class M3, 1 month U.S. LIBOR + 0.490% 5.107% 7/25/37 (b)(c)(e)	28,940	28,966
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.907% 7/25/37 (b)(c)(e)	40,250	36,083
Class M1, 1 month U.S. LIBOR + 0.310% 4.927% 7/25/37 (b)(c)(e)	21,351	19,138
Class M2, 1 month U.S. LIBOR + 0.340% 4.957% 7/25/37 (b)(c)(e)	22,781	20,262
Class M3, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(e)	36,777	31,317
Class M4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/37 (b)(c)(e)	57,821	49,174
Class M5, 1 month U.S. LIBOR + 0.600% 5.217% 7/25/37 (b)(c)(e)	27,464	29,715
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 5.387% 6/15/38 (b)(c)(e)	4,207,067	3,938,760
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,451,346	3,302,223
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,584,982	2,483,123
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,195,281
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,100,595
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	10,729,063
Series 2018-B7 Class A2, 4.377% 5/15/53	1,119,011	1,107,138
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,577,816
Series 2019-B12 Class XA, 1.0324% 8/15/52 (c)(m)	82,788,693	3,347,958
Series 2019-B14 Class XA, 0.7766% 12/15/62 (c)(m)	129,467,370	4,007,986
Series 2020-B17 Class XA, 1.4159% 3/15/53 (c)(m)	28,849,520	1,709,340
Series 2020-B18 Class XA, 1.7885% 7/15/53 (c)(m)	19,977,855	1,531,574
Series 2020-B19 Class XA, 1.7699% 9/15/53 (c)(m)	11,163,607	857,147
Series 2021-B27 Class XA, 1.2657% 7/15/54 (c)(m)	35,505,978	2,546,826
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (b)(c)(e)	6,341,000	6,291,898
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(e)	21,008,136	19,859,541
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(e)	67,777,000	66,547,722
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (b)(c)(e)	11,281,000	11,069,342
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(e)	21,819,512	21,321,896
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (b)(c)(e)	2,754,000	2,661,940
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (b)(c)(e)	10,186,000	9,850,172
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (b)(c)(e)	3,579,000	3,425,955
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (b)(c)(e)	11,390,000	10,952,330
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(e)	20,156,000	19,726,578
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(e)	5,776,442	5,690,564
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (b)(c)(e)	7,492,107	7,326,972
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (b)(c)(e)	6,749,395	6,517,489
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (b)(c)(e)	6,749,395	6,394,446
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (b)(c)(e)	2,663,553	2,646,858
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (b)(c)(e)	1,687,000	1,569,500
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (b)(c)(e)	4,437,000	4,314,131
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (b)(c)(e)	2,933,000	2,829,633
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (b)(c)(e)	3,079,000	2,954,990
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (b)(c)(e)	12,138,850	12,016,880
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (b)(c)(e)	4,788,050	4,728,020
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (b)(c)(e)	10,906,350	10,728,278
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (b)(c)(e)	9,529,350	9,359,104
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(e)	1,550,063	1,523,862
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(e)	1,451,093	1,415,733
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 5.177% 9/15/34 (b)(c)(e)	11,500,000	11,205,377
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(e)	16,598,000	16,566,831
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (b)(c)(e)	20,942,216	20,896,373
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (b)(c)(e)	10,675,563	10,605,458
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(e)	2,989,344	2,913,627
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (b)(c)(e)	2,016,547	1,944,662
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(e)	11,929,000	11,718,775
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(e)	101,525,923	101,015,847
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.3765% 1/15/34 (b)(c)(e)	6,482,524	6,381,092
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	5,059,865	4,970,443
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (b)(c)(e)	20,276,000	20,206,021
Class B, 1 month U.S. LIBOR + 1.250% 5.838% 12/15/37 (b)(c)(e)	7,200,000	7,147,426
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	16,797,630	15,985,008
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	764,951	724,356
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,392,602	25,420,197
Class A2, 1.99% 7/15/60 (b)	10,180,726	8,559,812
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,413,150	13,384,648
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(e)	4,679,950	4,609,430
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (b)(c)(e)	1,600,000	1,571,873
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(e)	29,777,790	28,940,561
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (b)(c)(e)	2,162,669	2,074,628
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (b)(c)(e)	2,443,548	2,292,829
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (b)(c)(e)	110,899	111,665
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (b)(c)(e)	2,308,500	2,313,524
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,006,481	972,682
Series 2016-GC37 Class AAB, 3.098% 4/10/49	213,251	204,644
Series 2017-P7 Class AAB, 3.509% 4/14/50	597,558	572,228
Series 2013-GC17 Class A/S, 4.544% 11/10/46	10,042,000	9,867,919
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	6,966,474
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	4,061,756	3,933,390
Class XA, 0.8719% 9/10/58 (c)(m)	1,487,090	26,153
Series 2016-P6 Class XA, 0.5604% 12/10/49 (c)(m)	1,187,980	20,115
Series 2019-GC41 Class XA, 1.0409% 8/10/56 (c)(m)	20,370,254	918,843
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	527,000	524,914
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,074,481
Series 2013-CR13 Class AM, 4.449% 11/10/46	5,008,866	4,922,746
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	5,200,000	5,137,463
Series 2014-CR20 Class XA, 0.9434% 11/10/47 (c)(m)	338,462	4,049
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (c)(m)	1,001,111	7,998
Series 2014-UBS6 Class XA, 0.8349% 12/10/47 (c)(m)	815,888	8,937
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(e)	25,302,052	25,175,020
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (b)(c)(e)	8,314,315	8,241,088
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (b)(c)(e)	17,618,168	17,440,834
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,975,889	3,571,813
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,615,509	5,382,487
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,392,806
Class C, 4.782% 4/15/36 (b)(c)	955,000	901,357
Class D, 4.782% 4/15/36 (b)(c)	1,909,000	1,774,599
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	1,100,466	1,068,544
Series 2015-1 Class A3, 3.3512% 4/15/50	1,974,390	1,932,701
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	5,829,887
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,115,474	3,911,894
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(e)	39,536,019	38,495,759
Class B, 1 month U.S. LIBOR + 1.120% 5.7082% 11/15/38 (b)(c)(e)	10,750,000	10,442,727
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(e)	30,555,793	30,096,316
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (b)(c)(e)	4,119,531	4,052,803
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (b)(c)(e)	3,084,767	3,022,921
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (b)(c)(e)	21,460,610	20,976,574
Freddie Mac sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	10,700,000	8,873,865
Series 2022-150 Class A2, 3.71% 9/25/32	19,900,000	18,700,603
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (b)(c)(e)	10,322,314	10,148,711
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (b)(c)(e)	3,300,000	3,095,745
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(e)	22,827,106	21,650,435
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (b)(c)(e)	1,654,000	1,544,973
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (b)(c)(e)	1,363,000	1,261,446
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	328,929	326,166
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,581,959	1,527,711
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	9,989,953	9,841,992
Series 2013-GC13 Class A/S, 4.0794% 7/10/46 (b)(c)	4,608,808	4,575,729
Series 2013-GC16 Class A/S, 4.649% 11/10/46	7,546,842	7,443,926
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,702,268
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (b)(c)(e)	33,236,000	33,277,568
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.159% 4/15/37 (b)(c)(e)	18,513,822	17,540,042
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	19,475,296
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	7,954,756	7,748,250
Series 2014-C22 Class A4, 3.8012% 9/15/47	854,173	829,368
Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,147,204
Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,562,738
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,321,126
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,291,818	3,147,968
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	8,472,834
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,442,152
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(e)	6,253,318	5,942,940
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	5,450,619	5,423,866
Series 2013-C16 Class A/S, 4.5169% 12/15/46	9,991,540	9,843,276
Series 2013-LC11 Class A/S, 3.216% 4/15/46	6,043,083	5,545,757
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	1,846,000	1,402,960
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,050,432
Class CFX, 4.9498% 7/5/33 (b)	767,000	628,940
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,082,300
Class EFX, 5.3635% 7/5/33 (b)(c)	1,614,000	1,210,500
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(e)	41,080,997	40,926,845
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (b)(c)(e)	22,757,000	22,667,171
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (b)(c)(e)	8,790,000	8,682,804
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (b)(c)(e)	8,790,000	8,659,520
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(e)	9,084,997	8,920,288
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (b)(c)(e)	2,889,932	2,810,439
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (b)(c)(e)	2,003,293	1,943,035
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (b)(c)(e)	2,785,737	2,698,454
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (b)(c)(e)	2,433,834	2,359,280
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(e)	10,610,236	10,391,415
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1567% 8/15/46 (c)	568,989	563,188
Series 2015-C20 Class ASB, 3.069% 2/15/48	482,788	471,112
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,821,877
Series 2014-C17 Class ASB, 3.477% 8/15/47	614,036	604,746
Series 2015-C22 Class ASB, 3.04% 4/15/48	908,226	882,475
Series 2015-C25 Class XA, 1.0381% 10/15/48 (c)(m)	857,076	15,516
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.438% 8/15/33 (b)(c)(e)	134,441	126,578
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 5.538% 12/15/36 (b)(c)(e)	9,700,000	9,362,618
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,387,931
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	2,837,006
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,783,000	1,619,262
Class C, 3.1771% 11/10/36 (b)(c)	1,712,000	1,506,756
Series 2021-L6 Class XA, 1.227% 6/15/54 (c)(m)	28,801,832	1,796,457
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.488% 10/15/37 (b)(c)(e)	6,249,968	6,201,043
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,622,487
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 12/15/35 (b)(c)(e)	20,822,000	19,912,041
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(e)	28,267,901	27,446,597
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (b)(c)(e)	4,403,000	4,302,236
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (b)(c)(e)	800,004	792,175
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.388% 4/15/36 (b)(c)(e)	23,000,000	22,492,477
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(m)	213,942,750	3,366,518
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (b)(c)(e)	4,954,000	4,718,029
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (b)(c)(e)	2,576,000	2,443,822
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.1646% 7/15/36 (b)(c)(e)	9,074,000	8,850,001
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(e)	25,232,128	24,688,249
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (b)(c)(e)	9,752,000	9,496,101
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (b)(c)(e)	5,710,000	5,552,611
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (b)(c)(e)	3,430,000	3,331,160
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,331,088	1,265,237
Series 2017-C5 Class ASB, 3.345% 11/15/50	2,201,079	2,088,436
Series 2017-C7 Class ASB, 3.586% 12/15/50	967,769	925,695
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,479,339	1,419,435
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900,000	10,784,658
Series 2017-C7 Class XA, 1.0036% 12/15/50 (c)(m)	28,686,255	1,012,768
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,506,196
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	367,846
Class X, 0.4294% 10/10/42 (b)(c)(m)	58,746,457	1,540,955
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (b)(c)(e)	16,435,000	15,721,054
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,785,979
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,615,294	2,550,053
Series 2017-C40 Class ASB, 3.395% 10/15/50	948,674	907,912
Series 2017-C41 Class ASB, 3.39% 11/15/50	163,378	156,408
Series 2017-RC1 Class ASB, 3.453% 1/15/60	881,437	849,499
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	965,870
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,329,725
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	919,253
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,280,377	2,223,125
Series 2017-C42 Class XA, 0.861% 12/15/50 (c)(m)	1,415,669	46,898
Series 2018-C46 Class XA, 0.9301% 8/15/51 (c)(m)	33,028,994	797,142
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,645,669
Series 2019-C54 Class XA, 0.8277% 12/15/52 (c)(m)	63,076,252	2,639,205
WF-RBS Commercial Mortgage Trust:
Series 2013-C16 Class A/S, 4.668% 9/15/46 (c)	8,828,629	8,718,408
Series 2014-C25 Class A5, 3.631% 11/15/47	3,448,416	3,310,944
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,582,586,123)		1,523,559,797

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,134,207
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,285,909	1,284,090
5.1% 6/1/33	22,095,000	21,712,653
Series 2010-1, 6.63% 2/1/35	1,878,462	1,974,509
Series 2010-3:
6.725% 4/1/35	2,710,000	2,856,160
7.35% 7/1/35	1,286,071	1,399,294
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	12,498,496
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	520,000	508,718
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	1,315,000	1,313,818
TOTAL MUNICIPAL SECURITIES (Cost $49,037,663)		47,681,945

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	8,000,000	6,649,901
1.25% 8/15/48 (h)	EUR	4,165,000	3,347,074
2.2% 12/12/24(Reg. S)	EUR	7,825,000	8,144,906
2.5% 3/13/25(Reg. S)	EUR	3,000,000	3,134,642
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)		15,410,000	10,587,633
Panamanian Republic:
3.298% 1/19/33		18,075,000	14,638,491
4.5% 1/19/63		11,905,000	8,484,545
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,774,000	4,384,917
2.25% 9/7/23	GBP	9,226,000	10,996,152
United Mexican States:
3.25% 4/16/30		1,247,000	1,082,786
3.5% 2/12/34		1,035,000	840,420
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $86,238,236)			72,291,467

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (l)(q) (Cost $65,550)	4,766	220,046

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7176% 11/23/27 (c)(e)(r)	500,000	405,535
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (c)(e)(r)	605,000	555,088
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (c)(e)(r)	1,020,000	998,090
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8926% 4/13/29 (c)(e)(r)	790,000	778,087
TOTAL MATERIALS		1,776,177
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (c)(e)(r)	239,400	239,062
TOTAL BANK LOAN OBLIGATIONS (Cost $2,933,204)		2,975,862

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	2,954,000	2,825,969
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	2,324,000	2,211,969
KeyBank NA 6.95% 2/1/28	619,000	649,780
Regions Bank 6.45% 6/26/37	4,251,000	4,427,781
Truist Bank 2.75% 5/1/23	1,483,000	1,476,748
TOTAL BANK NOTES (Cost $12,130,526)		11,592,247

Fixed-Income Funds - 56.5%
	Shares	Value ($)
Bank Loan Funds - 1.9%
Fidelity Advisor Floating Rate High Income Fund Class Z (s)	128,042,014	1,169,023,591
High Yield Fixed-Income Funds - 2.5%
Fidelity Advisor New Markets Income Fund Class Z (s)	97,675,508	1,126,198,611
Fidelity SAI High Income Fund (s)	45,208,346	388,339,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,514,538,303
Inflation-Protected Bond Funds - 0.2%
Fidelity Inflation-Protected Bond Index Fund (s)	14,971,333	135,789,991
Intermediate Government Funds - 10.0%
Fidelity Advisor Government Income Fund Class Z (s)	66,214,019	605,196,134
Fidelity Intermediate Treasury Bond Index Fund (s)	77,177,702	737,047,057
Fidelity SAI U.S. Treasury Bond Index Fund (s)	551,257,919	4,773,893,580
TOTAL INTERMEDIATE GOVERNMENT FUNDS		6,116,136,771
Intermediate-Term Bond Funds - 33.9%
Fidelity Advisor Corporate Bond Fund Class Z (s)	271,635,649	2,754,385,485
Fidelity Advisor Global Credit Fund Class Z (s)	3,394,754	25,698,290
Fidelity SAI Total Bond Fund (s)	1,634,434,041	14,530,118,593
Fidelity Sustainability Bond Index Fund (s)	2,442,334	22,298,506
Fidelity U.S. Bond Index Fund (s)	332,711,588	3,390,331,084
TOTAL INTERMEDIATE-TERM BOND FUNDS		20,722,831,958
Long Government Bond Funds - 4.2%
Fidelity SAI Long-Term Treasury Bond Index Fund (s)	335,791,421	2,595,667,686
Sector Funds - 1.5%
Fidelity Advisor Real Estate Income Fund Class Z (s)	76,835,853	886,685,747
Short-Term Bond - 2.3%
Fidelity Short-Term Treasury Bond Index Fund (s)	141,275,246	1,387,322,915
TOTAL FIXED-INCOME FUNDS (Cost $38,860,236,556)		34,527,996,962

Short-Term Funds - 0.5%
	Shares	Value ($)
Short-Term Funds - 0.5%
Fidelity SAI Short-Term Bond Fund (s) (Cost $275,298,983)	28,921,081	274,171,846

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(g)	1,100,000	1,073,943
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(g)	9,200,000	9,056,979
3.748% (Reg. S) (c)(g)	500,000	459,472
		9,516,451
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(g)	4,700,000	4,032,878
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(g)	1,235,000	1,235,465
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(g)	1,200,000	1,245,074
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.4539% (c)(e)(g)	19,859,000	19,263,230
4.9% (c)(g)	9,500,000	9,112,360
Barclays PLC:
5.875% (Reg. S) (c)(g)	1,150,000	1,284,719
8.875% (c)(g)	500,000	604,910
BNP Paribas SA 6.625% (Reg. S) (c)(g)	1,485,000	1,455,300
Lloyds Banking Group PLC 5.125% (c)(g)	200,000	225,521
Societe Generale 7.875% (Reg. S) (c)(g)	740,000	738,150
		35,164,729
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(g)	4,925,000	4,478,204
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(g)	2,600,000	2,037,490
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)	4,750,000	4,453,420
TOTAL FINANCIALS		46,133,843
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(g)	570,000	608,519
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(g)	3,900,000	2,177,273
AT Securities BV 5.25% (Reg. S) (c)(g)	4,750,000	2,380,605
Citycon Oyj 4.496% (Reg. S) (c)(g)	850,000	549,209
CPI Property Group SA 3.75% (Reg. S) (c)(g)	2,370,000	1,213,110
Grand City Properties SA 1.5% (Reg. S) (c)(g)	4,300,000	2,219,705
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(g)	3,735,000	3,026,090
3.625% (Reg. S) (c)(g)	195,000	128,288
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(g)	1,385,000	622,120
		12,316,400
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (c)(g)	6,300,000	6,087,375
SSE PLC 3.74% (Reg. S) (c)(g)	1,135,000	1,264,508
		7,351,883
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(g)	520,000	524,460
Veolia Environnement SA 2% (Reg. S) (c)(g)	2,300,000	2,019,149
		2,543,609
TOTAL UTILITIES		9,895,492
TOTAL PREFERRED SECURITIES (Cost $106,830,965)		83,577,526

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (t)	2,185,779,771	2,186,216,927
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50% (s)(u)	191,373,743	191,373,743
TOTAL MONEY MARKET FUNDS (Cost $2,377,590,631)		2,377,590,670

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.023% and receive annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	207,592
Option with an exercise rate of 4.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	10,250,000	53,384
Option with an exercise rate of 5.00% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	25,700,000	17,596

TOTAL PUT OPTIONS				278,572
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.023% and pay annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	180,918

TOTAL PURCHASED SWAPTIONS (Cost $950,847)				459,490
TOTAL INVESTMENT IN SECURITIES - 109.6% (Cost $73,500,034,679)	66,912,141,618
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(5,844,945,853)
NET ASSETS - 100.0%	61,067,195,765

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(36,050,000)	(30,216,119)
2% 3/1/53	(8,450,000)	(7,082,558)
2% 3/1/53	(6,100,000)	(5,112,852)
2% 3/1/53	(1,450,000)	(1,215,350)
2% 3/1/53	(175,550,000)	(147,141,182)
2% 3/1/53	(29,700,000)	(24,893,723)
2% 3/1/53	(131,600,000)	(110,303,501)
2% 3/1/53	(22,300,000)	(18,691,247)

TOTAL GINNIE MAE		(344,656,532)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(26,700,000)	(23,081,555)
1.5% 3/1/38	(6,900,000)	(5,964,896)
1.5% 3/1/38	(100,000)	(86,448)
1.5% 3/1/38	(875,000)	(756,418)
1.5% 3/1/38	(8,550,000)	(7,391,284)
1.5% 3/1/38	(37,350,000)	(32,288,242)
1.5% 3/1/38	(36,025,000)	(31,142,809)
1.5% 3/1/38	(8,250,000)	(7,131,941)
2% 3/1/38	(20,150,000)	(17,883,508)
2% 3/1/38	(3,200,000)	(2,840,061)
2% 3/1/38	(3,900,000)	(3,461,324)
2% 3/1/38	(25,250,000)	(22,409,855)
2% 3/1/38	(5,800,000)	(5,147,610)
2% 3/1/38	(37,600,000)	(33,370,714)
2% 3/1/38	(20,150,000)	(17,883,508)
2% 3/1/38	(3,100,000)	(2,751,309)
2% 3/1/53	(35,050,000)	(28,539,610)
2% 3/1/53	(46,750,000)	(38,066,384)
2% 3/1/53	(3,350,000)	(2,727,752)
2% 3/1/53	(4,450,000)	(3,623,431)
2% 3/1/53	(3,950,000)	(3,216,304)
2% 3/1/53	(40,900,000)	(33,302,997)
2% 3/1/53	(5,650,000)	(4,600,536)
2% 3/1/53	(58,950,000)	(48,000,285)
2% 3/1/53	(18,600,000)	(15,145,128)
2% 3/1/53	(22,350,000)	(18,198,581)
2% 3/1/53	(2,150,000)	(1,750,647)
2% 3/1/53	(329,350,000)	(268,174,621)
2% 3/1/53	(32,000,000)	(26,056,134)
2% 3/1/53	(230,750,000)	(187,889,157)
2% 3/1/53	(19,300,000)	(15,715,106)
2.5% 3/1/53	(4,275,000)	(3,621,730)
2.5% 3/1/53	(6,100,000)	(5,167,849)
2.5% 3/1/53	(625,000)	(529,493)
2.5% 3/1/53	(900,000)	(762,470)
2.5% 3/1/53	(950,000)	(804,829)
2.5% 3/1/53	(6,350,000)	(5,379,646)
2.5% 3/1/53	(1,850,000)	(1,567,299)
2.5% 3/1/53	(12,300,000)	(10,420,417)
2.5% 3/1/53	(33,400,000)	(28,296,093)
2.5% 3/1/53	(82,600,000)	(69,977,762)
2.5% 3/1/53	(5,000,000)	(4,235,942)
2.5% 3/1/53	(12,350,000)	(10,462,777)
2.5% 3/1/53	(57,100,000)	(48,374,458)
2.5% 3/1/53	(8,550,000)	(7,243,461)
2.5% 3/1/53	(19,300,000)	(16,350,736)
2.5% 3/1/53	(2,900,000)	(2,456,846)
2.5% 3/1/53	(36,250,000)	(30,710,580)
3% 3/1/53	(5,150,000)	(4,529,785)
3% 3/1/53	(31,550,000)	(27,750,430)
3% 3/1/53	(139,800,000)	(122,963,872)
3% 3/1/53	(20,400,000)	(17,943,226)
3% 3/1/53	(46,600,000)	(40,987,957)
3% 3/1/53	(6,800,000)	(5,981,075)
3.5% 3/1/53	(13,800,000)	(12,564,478)
3.5% 3/1/53	(58,850,000)	(53,581,124)
3.5% 3/1/53	(9,050,000)	(8,239,748)
3.5% 3/1/53	(100,000)	(91,047)
3.5% 4/1/53	(11,150,000)	(10,157,831)
5.5% 3/1/53	(78,750,000)	(78,611,550)
5.5% 3/1/53	(12,300,000)	(12,278,375)
5.5% 3/1/53	(17,300,000)	(17,269,585)
5.5% 3/1/53	(1,800,000)	(1,796,835)
6.5% 3/1/53	(29,800,000)	(30,519,226)
6.5% 3/1/53	(3,100,000)	(3,174,819)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,603,401,506)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,965,420,506)		(1,948,058,038)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	21	Mar 2023	1,662,645	(71,818)	(71,818)
Eurex Euro-Bobl Contracts (Germany)	26	Mar 2023	3,167,473	(57,309)	(57,309)
Eurex Euro-Bund Contracts (Germany)	96	Mar 2023	13,495,575	(585,647)	(585,647)
TME 10 Year Canadian Note Contracts (Canada)	99	Jun 2023	8,813,866	3,110	3,110

TOTAL BOND INDEX CONTRACTS					(711,664)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	790	Jun 2023	88,208,438	66,226	66,226
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,338	Jun 2023	476,312,703	(1,023,060)	(1,023,060)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,352	Jun 2023	144,737,938	(113,020)	(113,020)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	288	Jun 2023	36,063,000	(5,580)	(5,580)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	50	Jun 2023	5,859,375	16,296	16,296

TOTAL TREASURY CONTRACTS					(1,059,138)

TOTAL PURCHASED					(1,770,802)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	103	Jun 2023	12,384,399	80,179	80,179

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	226	Jun 2023	25,234,313	(32,056)	(32,056)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4,104	Jun 2023	513,897,750	31,560	31,560
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	314	Jun 2023	42,409,625	(219,137)	(219,137)

TOTAL TREASURY CONTRACTS					(219,633)

TOTAL SOLD					(139,454)

TOTAL FUTURES CONTRACTS					(1,910,256)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	160,000	USD	118,711	Bank of America, N.A.	4/20/23	(1,392)
CAD	81,000	USD	60,543	Brown Brothers Harriman & Co	4/20/23	(1,150)
CAD	416,000	USD	305,905	Goldman Sachs Bank USA	4/20/23	(877)
EUR	258,000	USD	279,321	Bank of America, N.A.	4/20/23	(5,625)
EUR	1,846,000	USD	2,010,755	Bank of America, N.A.	4/20/23	(52,451)
EUR	111,000	USD	121,747	Bank of America, N.A.	4/20/23	(3,995)
EUR	575,000	USD	610,885	Bank of America, N.A.	4/20/23	(904)
EUR	154,000	USD	164,494	Brown Brothers Harriman & Co	4/20/23	(1,125)
EUR	1,820,000	USD	1,937,270	JPMorgan Chase Bank, N.A.	4/20/23	(6,548)
EUR	542,000	USD	591,298	JPMorgan Chase Bank, N.A.	4/20/23	(16,324)
EUR	1,231,000	USD	1,325,330	JPMorgan Chase Bank, N.A.	4/20/23	(19,441)
EUR	138,000	USD	147,341	JPMorgan Chase Bank, N.A.	4/20/23	(946)
GBP	306,000	USD	376,851	Bank of America, N.A.	4/20/23	(8,437)
GBP	247,000	USD	306,911	Brown Brothers Harriman & Co	4/20/23	(9,531)
GBP	794,000	USD	983,417	Brown Brothers Harriman & Co	4/20/23	(27,468)
GBP	514,000	USD	623,299	JPMorgan Chase Bank, N.A.	4/20/23	(4,460)
GBP	291,000	USD	358,788	JPMorgan Chase Bank, N.A.	4/20/23	(8,434)
GBP	1,949,000	USD	2,373,518	JPMorgan Chase Bank, N.A.	4/20/23	(26,986)
GBP	161,000	USD	193,740	State Street Bank and Trust Co	4/20/23	99
USD	139,407	AUD	200,000	HSBC Bank	4/20/23	4,586
USD	149,104	CAD	202,000	BNP Paribas S.A.	4/20/23	989
USD	104,353	CAD	140,000	Bank of America, N.A.	4/20/23	1,699
USD	332,443	CAD	443,000	Brown Brothers Harriman & Co	4/20/23	7,617
USD	68,317	CAD	91,000	Brown Brothers Harriman & Co	4/20/23	1,592
USD	117,350,403	EUR	108,372,000	BNP Paribas S.A.	4/20/23	2,385,440
USD	565,674	EUR	519,000	Bank of America, N.A.	4/20/23	15,100
USD	223,303	EUR	205,000	Brown Brothers Harriman & Co	4/20/23	5,832
USD	13,113	EUR	12,000	Brown Brothers Harriman & Co	4/20/23	383
USD	185,349	EUR	170,000	Brown Brothers Harriman & Co	4/20/23	5,007
USD	4,210,447	EUR	3,897,000	Citibank, N. A.	4/20/23	76,368
USD	506,827	EUR	467,000	JPMorgan Chase Bank, N.A.	4/20/23	11,416
USD	166,019	EUR	152,000	JPMorgan Chase Bank, N.A.	4/20/23	4,772
USD	1,864,814	EUR	1,709,000	JPMorgan Chase Bank, N.A.	4/20/23	51,845
USD	615,588	EUR	560,000	JPMorgan Chase Bank, N.A.	4/20/23	21,519
USD	310,913	EUR	290,000	JPMorgan Chase Bank, N.A.	4/20/23	3,271
USD	77,430,898	GBP	63,362,000	Bank of America, N.A.	4/20/23	1,145,136
USD	180,631	GBP	148,000	Bank of America, N.A.	4/20/23	2,444
USD	156,000	GBP	126,000	Bank of America, N.A.	4/20/23	4,300
USD	609,369	GBP	494,000	Brown Brothers Harriman & Co	4/20/23	14,609
USD	306,838	GBP	250,000	Brown Brothers Harriman & Co	4/20/23	5,846
USD	154,098	GBP	127,000	Brown Brothers Harriman & Co	4/20/23	1,194
USD	3,599,840	GBP	2,992,000	Brown Brothers Harriman & Co	4/20/23	(2,430)
USD	192,228	GBP	157,000	JPMorgan Chase Bank, N.A.	4/20/23	3,205
USD	155,926	GBP	126,000	JPMorgan Chase Bank, N.A.	4/20/23	4,227
USD	153,487	GBP	126,000	State Street Bank and Trust Co	4/20/23	1,787
USD	1,706,040	GBP	1,376,000	State Street Bank and Trust Co	4/20/23	49,382

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,631,141

Unrealized Appreciation						3,829,665
Unrealized Depreciation						(198,524)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,790,000	132,675	(33,114)	99,561
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		8,230,000	111,534	(25,072)	86,462
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,050,000	122,647	(132,581)	(9,934)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		37,230,000	504,545	(506,391)	(1,846)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,200,000	16,263	(13,531)	2,732
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		12,820,000	173,738	(117,894)	55,844
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		13,750,000	186,341	(118,710)	67,631
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	217,918	(177,141)	40,777
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,240,000	138,774	9,501	148,275
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		7,870,000	106,655	(161,972)	(55,317)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		15,140,000	205,179	(116,145)	89,034
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		19,780,000	268,061	(234,606)	33,455
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		29,060,000	393,824	(555,716)	(161,892)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,160,000	29,273	(41,144)	(11,871)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		14,210,000	192,575	(21,097)	171,478
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		3,380,000	45,806	(47,111)	(1,305)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		7,890,000	106,926	(31,384)	75,542
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	258,032	(312,388)	(54,356)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		11,990,000	162,490	(203,103)	(40,613)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		8,500,000	115,193	(117,982)	(2,789)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,050,000	122,647	(70,408)	52,239
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	239,872	(121,053)	118,819
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		22,250,000	301,534	(158,380)	143,154
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		13,870,000	187,968	(130,908)	57,060
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		13,920,000	188,645	(188,083)	562
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,100,000	28,459	(11,267)	17,192
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		15,830,000	214,530	(110,458)	104,072
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,700,000	(18,117)	(15,924)	(34,041)

TOTAL CREDIT DEFAULT SWAPS							4,753,987	(3,764,062)	989,925

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2025	68,449,000	(1,094,019)	0	(1,094,019)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2028	128,647,000	(3,621,890)	0	(3,621,890)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2030	28,797,000	(936,336)	0	(936,336)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2053	2,564,000	(200,361)	0	(200,361)
TOTAL INTEREST RATE SWAPS							(5,852,606)	0	(5,852,606)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,872,733,636 or 6.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,702,435.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,185,918.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $111,855,010.

(k)	Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $50,067.
(l)	Level 3 security
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	Affiliated Fund
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,087,883,413	8,379,786,820	8,281,453,306	57,211,141	-	-	2,186,216,927	5.0%
Total	2,087,883,413	8,379,786,820	8,281,453,306	57,211,141	-	-	2,186,216,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Corporate Bond Fund Class Z	1,962,450,369	936,381,423	-	66,732,796	-	(144,446,307)	2,754,385,485
Fidelity Advisor Floating Rate High Income Fund Class Z	1,161,511,158	56,427,245	50,000,000	56,426,941	(2,870,142)	3,955,330	1,169,023,591
Fidelity Advisor Global Credit Fund Class Z	27,309,796	1,251,040	-	1,251,040	-	(2,862,546)	25,698,290
Fidelity Advisor Government Income Fund Class Z	486,033,097	158,687,180	-	8,687,165	(15)	(39,524,128)	605,196,134
Fidelity Advisor New Markets Income Fund Class Z	1,136,460,210	115,197,920	50,000,000	45,197,389	(16,472,756)	(58,986,763)	1,126,198,611
Fidelity Advisor Real Estate Income Fund Class Z	872,216,700	98,212,263	-	48,212,263	-	(83,743,216)	886,685,747
Fidelity Inflation-Protected Bond Index Fund	346,815,177	57,014,743	250,000,000	7,014,743	3,757,064	(21,796,993)	135,789,991
Fidelity Intermediate Bond Fund	1,232,640,527	374,223,927	1,525,644,500	11,968,959	(165,331,676)	84,111,722	-
Fidelity Intermediate Treasury Bond Index Fund	-	745,612,800	-	630,757	-	(8,565,743)	737,047,057
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50%	282,906,171	6,509,226,183	6,600,758,611	10,702,372	-	-	191,373,743
Fidelity SAI High Income Fund	449,376,981	15,999,316	50,000,000	15,999,150	(5,988,452)	(21,048,153)	388,339,692
Fidelity SAI Long-Term Treasury Bond Index Fund	2,003,319,872	923,379,879	-	48,538,396	-	(331,032,065)	2,595,667,686
Fidelity SAI Short-Term Bond Fund	-	275,298,982	-	315,242	-	(1,127,136)	274,171,846
Fidelity SAI Total Bond Fund	12,737,043,861	2,653,710,213	50,000,000	398,712,453	(5,889,048)	(804,746,433)	14,530,118,593
Fidelity SAI U.S. Treasury Bond Index Fund	3,311,176,093	1,727,867,225	25,000,000	52,880,332	(4,011,419)	(236,138,319)	4,773,893,580
Fidelity Short-Term Treasury Bond Index Fund	-	1,398,580,305	-	5,587,857	(20)	(11,257,370)	1,387,322,915
Fidelity Sustainability Bond Index Fund	23,260,844	387,158	-	387,159	(12)	(1,349,484)	22,298,506
Fidelity U.S. Bond Index Fund	1,933,864,841	1,629,172,893	-	54,172,649	-	(172,706,650)	3,390,331,084
	27,966,385,697	17,676,630,695	8,601,403,111	833,417,663	(196,806,476)	(1,851,264,254)	34,993,542,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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